UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06526

Boston Trust Walden Funds

(Exact name of registrant as specified in charter)

One Beacon Street, Boston MA	02108
(Address of principal executive offices)	(Zip code)

4400 Easton Commons, Columbus, OH	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2023 (Unaudited)

Boston Trust Asset Management Fund	Boston Trust Walden Balanced Fund
Boston Trust Equity Fund	Boston Trust Walden Equity Fund
Boston Trust Midcap Fund	Boston Trust Walden Midcap Fund
Boston Trust SMID Cap Fund	Boston Trust Walden SMID Cap Fund
Boston Trust Walden Small Cap Fund
Boston Trust Walden International Equity Fund

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Table of Contents	Semi-Annual Report
June 30, 2023 (Unaudited)

Boston Trust Asset Management Fund
Investment Performance	2
Schedule of Portfolio Investments	5
Financial Statements	7
Financial Highlights	9

Boston Trust Equity Fund
Investment Performance	2
Schedule of Portfolio Investments	10
Financial Statements	11
Financial Highlights	13

Boston Trust Midcap Fund
Investment Performance	3
Schedule of Portfolio Investments	14
Financial Statements	15
Financial Highlights	17

Boston Trust SMID Cap Fund
Investment Performance	4
Schedule of Portfolio Investments	18
Financial Statements	19
Financial Highlights	21

Annual ESG Report	22

Boston Trust Walden Balanced Fund
Investment Performance	23
Schedule of Portfolio Investments	28
Financial Statements	30
Financial Highlights	32

Boston Trust Walden Equity Fund
Investment Performance	23
Schedule of Portfolio Investments	33
Financial Statements	34
Financial Highlights	36

Boston Trust Walden Midcap Fund
Investment Performance	24
Schedule of Portfolio Investments	37
Financial Statements	38
Financial Highlights	40

Boston Trust Walden SMID Cap Fund
Investment Performance	25
Schedule of Portfolio Investments	41
Financial Statements	42
Financial Highlights	44

Boston Trust Walden Small Cap Fund
Investment Performance	26
Schedule of Portfolio Investments	45
Financial Statements	46
Financial Highlights	48

Boston Trust Walden International Equity Fund
Investment Performance	27
Schedule of Portfolio Investments	49
Financial Statements	51
Financial Highlights	53

Notes to the Financial Statements	54
Supplementary Information	61

Boston Trust Walden Inc., a subsidiary of Boston Trust Walden Company, serves as investment adviser (the “Adviser”) to the Boston Trust Walden Funds and receives a fee for its services. Boston Trust Walden Company provides certain administrative, operational, and investment support functions for the Adviser and is paid a fee for these services by the Adviser.

Shares of the Funds are not deposits of, obligations of, or guaranteed by Boston Trust Walden Company or its affiliates, nor are they federally insured by the FDIC. Investments in the Funds involve investment risks, including the possible loss of principal. Funds are distributed by Foreside Financial Services, LLC.

The foregoing information and opinions are for general information only. The Boston Trust Walden Funds and Boston Trust Walden Company do not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice. Portfolio composition is as of June 30, 2023 and is subject to change without notice.

The Boston Trust Walden Funds may invest in foreign securities, which may involve risk not typically associated with U.S. investments.

The Funds’ ESG integration and, as applicable, values based screening could cause the Funds to avoid investments that may result in the Funds underperforming similar funds without comparable ESG Policies.

Investment Performance (Unaudited)	Boston Trust Asset Management Fund
Boston Trust Equity Fund
June 30, 2023

		For the periods ended 6/30/23
		Average Annual Total Returns
								Since	Since
	Six							Inception	Inception
	Months	1 Year	3 Years	5 Years	10 Years	15 Years	20 Years	(12/1/95)	(10/1/03)
Boston Trust Asset Management Fund	9.00%	12.35%	9.31%	8.48%	8.92%	8.13%	7.86%	8.08%	—
Boston Trust Equity Fund	11.56%	17.96%	15.42%	12.66%	11.86%	10.23%	—	—	9.46%
S&P 500 Total Return Index	16.89%	19.59%	14.60%	12.30%	12.86%	10.87%	10.04%	9.51%	9.90%
Bloomberg U.S. Government/Credit Bond Index	2.21%	(0.70)%	(4.11)%	1.03%	1.66%	2.85%	3.03%	4.25%	3.10%
FTSE 3-Month U.S. Treasury Bill Index	2.39%	3.75%	1.33%	1.56%	0.98%	0.73%	1.30%	2.13%	1.31%

Hypothetical Growth of a $100,000 Investment

The above charts represent a 10-year hypothetical $100,000 investment in the Boston Trust Asset Management Fund and the Boston Trust Equity Fund, and includes the reinvestment of dividends and capital gains in the Funds. The returns shown on the table and the graphs do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Asset Management Fund is measured against a combination of equity and fixed income indices. The Boston Trust Equity Fund is measured against the Standard & Poor’s 500 Total Return Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market, includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Bloomberg U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (e.g., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg U.S. Government/Credit Bond Index is a component of the Bloomberg U.S. Aggregate Bond Index. The FTSE 3-Month U.S. T-Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indexes are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Boston Trust Asset Management Fund

Fund Net Asset Value:	$60.09
Gross Expense Ratio[1]:	0.83%

Boston Trust Equity Fund

Fund Net Asset Value:	$38.61
Gross Expense Ratio[1]:	0.86%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2023. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2023 can be found in the financial highlights included in this report.

Investment Performance (Unaudited)	Boston Trust Midcap Fund
June 30, 2023

		For the periods ended 6/30/23
		Average Annual Total Returns
							Since
	Six						Inception
	Months	1 Year	3 Years	5 Years	10 Years	15 Years	(9/24/07)
Boston Trust Midcap Fund[1]	6.26%	14.10%	13.03%	9.29%	10.56%	10.24%	9.29%
Russell MidCap® Index	9.01%	14.92%	12.50%	8.45%	10.32%	9.63%	8.42%

Hypothetical Growth of a $100,000 Investment

The above charts represent a 10-year hypothetical $100,000 investment in the Boston Trust Midcap Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that tracks the performance of the mid-cap segment of the U.S equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deductions of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$22.59
Gross Expense Ratio[1]:	1.00%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2023. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2024 and may be renewed thereafter. Additional information pertaining to the Fund’s expense ratio as of June 30, 2023 can be found in the financial highlights included in this report.

Investment Performance (Unaudited)	Boston Trust SMID Cap Fund
June 30, 2023

		For the periods ended 6/30/23
		Average Annual Total Returns
						Since
	Six					Inception
	Months	1 Year	3 Years	5 Years	10 Years	(11/30/11)
Boston Trust SMID Cap Fund[1]	4.09%	11.22%	13.79%	8.29%	10.00%	10.67%
Russell 2500™ Index	8.79%	13.58%	12.29%	6.54%	9.37%	10.97%

Hypothetical Growth of a $1,000,000 Investment

The above chart represents a 10-year hypothetical $1,000,000 investment in the Boston Trust SMID Cap Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that tracks the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$21.40
Gross Expense Ratio[1]:	0.86%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2023. The contractual fee limit under the Fund’s expense limitation agreement is 0.75% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2024 and may be renewed thereafter. Additional information pertaining to the Fund’s expense ratio as of June 30, 2023 can be found in the financial highlights included in this report.

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
June 30, 2023 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (72.3%)
Communication Services (6.7%)
Alphabet, Inc., Class A (a)	40,000	4,788,000
Alphabet, Inc., Class C (a)	220,000	26,613,400
Comcast Corp., Class A	200,000	8,310,000
		39,711,400
Consumer Discretionary (5.0%)
Lowe's Cos., Inc.	25,000	5,642,500
NIKE, Inc., Class B	102,500	11,312,925
O'Reilly Automotive, Inc. (a)	4,500	4,298,850
Ross Stores, Inc.	15,000	1,681,950
Starbucks Corp.	67,000	6,637,020
		29,573,245
Consumer Staples (6.9%)
Church & Dwight Co., Inc.	50,000	5,011,500
Costco Wholesale Corp.	30,000	16,151,400
Diageo PLC, Sponsored ADR	25,000	4,337,000
McCormick & Co., Inc.	40,000	3,489,200
PepsiCo, Inc.	30,000	5,556,600
Sysco Corp.	35,000	2,597,000
The Procter & Gamble Co.	25,000	3,793,500
		40,936,200
Energy (3.7%)
Chevron Corp.	20,000	3,147,000
ConocoPhillips	45,000	4,662,450
Exxon Mobil Corp.	110,000	11,797,500
Schlumberger NV	45,000	2,210,400
		21,817,350
Financials (10.9%)
American Express Co.	30,000	5,226,000
Berkshire Hathaway, Inc., Class B (a)	22,500	7,672,500
Chubb Ltd.	20,000	3,851,200
Cincinnati Financial Corp.	60,000	5,839,200
FactSet Research Systems, Inc.	13,720	5,496,918
JPMorgan Chase & Co.	97,750	14,216,760
Northern Trust Corp.	50,000	3,707,000
T. Rowe Price Group, Inc.	45,000	5,040,900
Visa, Inc., Class A	57,500	13,655,100
		64,705,578
Health Care (10.0%)
Agilent Technologies, Inc.	20,000	2,405,000
Becton, Dickinson & Co.	35,000	9,240,350
Edwards Lifesciences Corp. (a)	95,000	8,961,350
Johnson & Johnson	56,500	9,351,880
Merck & Co., Inc.	50,000	5,769,500
Mettler-Toledo International, Inc. (a)	3,500	4,590,740
Stryker Corp.	25,000	7,627,250
UnitedHealth Group, Inc.	19,750	9,492,640
Waters Corp. (a)	7,500	1,999,050
		59,437,760
Industrials (9.5%)
Automatic Data Processing, Inc.	65,000	14,286,350
Donaldson Co., Inc.	50,000	3,125,500
Hubbell, Inc.	23,500	7,791,660
Illinois Tool Works, Inc.	25,400	6,354,064
Union Pacific Corp.	45,000	9,207,900
United Parcel Service, Inc., Class B	54,000	9,679,500
W.W. Grainger, Inc.	7,300	5,756,707
		56,201,681
Information Technology (17.3%)
Accenture PLC, Class A	62,000	19,131,960
Analog Devices, Inc.	23,000	4,480,630
Apple, Inc.	167,000	32,392,990
Cisco Systems, Inc.	65,000	3,363,100
Microsoft Corp.	110,000	37,459,400
Oracle Corp.	50,000	5,954,500
		102,782,580
Materials (1.9%)
Air Products and Chemicals, Inc.	25,500	7,638,015
AptarGroup, Inc.	32,500	3,765,450
		11,403,465
Utilities (0.4%)
Eversource Energy	32,500	2,304,900
		2,304,900
TOTAL COMMON STOCKS (Cost $113,522,115)		428,874,159

	Principal Amount ($)
Corporate Bonds (2.7%)
Communication Services (0.2%)
Comcast Corp., 4.25%, 10/15/30, Callable 7/15/30 @ 100	900,000	866,924
Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	250,000	233,627
		1,100,551
Consumer Discretionary (0.1%)
Toyota Motor Credit Corp., 3.65%, 1/8/29	350,000	329,032

Consumer Staples (0.1%)
McCormick & Co., Inc., 3.50%, 9/1/23, Callable 8/7/23 @ 100	500,000	498,005

Financials (1.0%)
Bank of America Corp., 4.18%, 11/25/27, MTN, Callable 11/25/26 @ 100	500,000	475,275
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	1,927,324
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	533,770
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	974,994
JPMorgan Chase & Co., 4.01%, 4/23/29, Callable 4/23/28 @ 100	500,000	471,076
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	1,917,375
		6,299,814
Health Care (0.2%)
Merck & Co., Inc., 1.70%, 6/10/27, Callable 5/10/27 @ 100	350,000	313,646
Pfizer, Inc., 3.60%, 9/15/28, Callable 6/15/28 @ 100	500,000	479,905
UnitedHealth Group, Inc., 3.38%, 4/15/27	500,000	475,467
		1,269,018

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
June 30, 2023 (Unaudited)

	Principal
Security Description	Amount ($)	Fair Value ($)
Corporate Bonds (continued)
Industrials (0.6%)
Emerson Electric Co., 2.00%, 12/21/28, Callable 10/21/28 @ 100	400,000	345,990
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	933,381
John Deere Capital Corp., 3.45%, 3/7/29, MTN	500,000	467,834
Union Pacific Corp., 3.95%, 9/10/28, Callable 6/10/28 @ 100	400,000	387,878
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	1,916,525
		4,051,608
Information Technology (0.4%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,407,857

Materials (0.1%)
Air Products and Chemicals, Inc., 1.85%, 5/15/27, Callable 3/15/27 @ 100	400,000	359,976
TOTAL CORPORATE BONDS (Cost $17,446,234)		16,315,861

U.S. Government & U.S. Government Agency Obligations (21.8%)
Federal Farm Credit Bank (2.1%)
2.85%, 3/2/28	2,400,000	2,253,318
2.95%, 1/27/25	2,000,000	1,934,669
3.14%, 12/5/29	2,500,000	2,339,348
3.39%, 2/1/28	2,000,000	1,923,121
3.85%, 12/26/25	2,770,000	2,714,271
3.88%, 9/20/32	1,000,000	963,260
		12,127,987
Federal Home Loan Bank (1.1%)
2.50%, 12/10/27	1,500,000	1,390,486
2.63%, 6/11/27	1,500,000	1,401,580
2.88%, 9/13/24	2,500,000	2,429,336
3.50%, 9/24/29	2,000,000	1,915,969
		7,137,371
U.S. Treasury Bill (4.9%)
3.25%, 7/13/23	12,500,000	12,482,528
4.01%, 9/7/23	2,000,000	1,981,119
4.75%, 4/18/24	7,500,000	7,188,844
4.93%, 10/19/23	7,500,000	7,383,000
		29,035,491
U.S. Treasury Inflation Index Note (1.3%)
0.13%, 4/15/27	4,297,040	3,977,627
0.63%, 7/15/32	3,653,755	3,358,394
		7,336,021
U.S. Treasury Note (12.4%)
0.88%, 11/15/30	11,000,000	8,899,258
1.63%, 5/15/31	10,000,000	8,497,266
2.13%, 5/31/26	5,000,000	4,676,172
2.25%, 11/15/27	6,500,000	5,985,840
2.75%, 8/15/32	7,500,000	6,872,900
2.88%, 5/15/28	7,500,000	7,074,609
3.13%, 8/31/29	12,500,000	11,870,606
3.38%, 5/15/33	8,000,000	7,711,875
3.75%, 5/31/30	12,250,000	12,075,821
		73,664,347
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $130,285,867)		129,301,217

	Shares
Investment Companies (3.1%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.99% (b)	18,540,809	18,540,809
TOTAL INVESTMENT COMPANIES (Cost $18,540,809)		18,540,809

Total Investments (Cost $279,795,025) — 99.9%		593,032,046
Other assets in excess of liabilities — 0.1%		325,443
NET ASSETS — 100.0%		$593,357,489

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of June 30, 2023.

ADR	American Depositary Receipt
MTN	Medium Term Note
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at fair value (cost $279,795,025)	$593,032,046
Interest and dividends receivable	1,196,390
Receivable for capital shares issued	11,073
Prepaid expenses	14,647
Total Assets	594,254,156
Liabilities:
Payable for capital shares redeemed	485,168
Accrued expenses and other liabilities:
Investment adviser	342,551
Administration and accounting	23,200
Chief compliance officer	3,184
Custodian	10,779
Shareholder servicing fees	8,785
Transfer agent	3,605
Trustee	6,711
Other	12,684
Total Liabilities	896,667
Net Assets	$593,357,489
Composition of Net Assets:
Paid in capital	$245,289,030
Total distributable earnings (loss)	348,068,459
Net Assets	$593,357,489
Shares outstanding (par value $0.01, unlimited number of shares authorized)	9,874,408
Net Asset Value, Offering Price and Redemption price per share	$60.09

Statement of Operations

For the period ended June 30, 2023 (Unaudited)

Investment Income:
Interest	$2,292,156
Dividends	3,775,053
Total Investment Income	6,067,209
Expenses:
Investment adviser	2,037,950
Administration and accounting	92,597
Chief compliance officer	14,102
Custodian	38,858
Shareholder servicing	64,782
Transfer agency	13,679
Trustee	31,633
Other	67,405
Total expenses	2,361,006
Net Expenses	2,361,006
Net Investment Income	3,706,203
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions (a)	29,249,321
Change in unrealized appreciation (depreciation) on investments	16,312,615
Net realized/unrealized gains (losses) on investments	45,561,936
Change in Net Assets Resulting from Operations	$49,268,139

(a)       Includes Class Action related litigation gains of $445.

See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2023	December 31, 2022
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$3,706,203	$6,326,739
Net realized gains from investment transactions	29,249,321	6,394,661
Change in unrealized appreciation (depreciation) on investments	16,312,615	(114,355,885)
Change in Net Assets Resulting from Operations	49,268,139	(101,634,485)
Distributions to shareholders:
Total Distributions	—	(24,865,921)
Change in Net Assets Resulting from distributions to shareholders	—	(24,865,921)
Capital Share Transactions:
Proceeds from shares issued	9,419,873	13,998,321
Dividends reinvested	—	12,757,441
Cost of shares redeemed	(16,668,455)	(51,657,993)
Change in Net Assets Resulting from Capital Share Transactions	(7,248,582)	(24,902,231)
Change in Net Assets	42,019,557	(151,402,637)
Net Assets:
Beginning of period	551,337,932	702,740,569
End of period	$593,357,489	$551,337,932
Share Transactions:
Issued	162,474	232,525
Reinvested	—	223,345
Redeemed	(289,220)	(872,055)
Change in shares	(126,746)	(416,185)

See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year		For the year	For the year		For the year
	ended		ended	ended		ended	ended		ended
	June 30,		December	December		December	December		December
	2023		31, 2022	31, 2021		31, 2020	31, 2019		31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$55.13		$67.46	$56.29		$55.17	$44.27		$46.88
Investment Activities:
Operations:
Net investment income	0.37		0.63	0.48		0.53	0.48		0.52
Net realized/unrealized gains (losses) from investments	4.59		(10.42)	11.69		3.74	10.93		(1.20)
Total from investment activities	4.96		(9.79)	12.17		4.27	11.41		(0.68)
Distributions from:
Net investment income	—		(0.65)	(0.49)		(0.53)	(0.48)		(0.52)
Net realized gains from investment transactions	—		(1.89)	(0.51)		(2.62)	(0.03)		(1.41)
Total distributions	—		(2.54)	(1.00)		(3.15)	(0.51)		(1.93)
Net Asset Value, End of Period	$60.09		$55.13	$67.46		$56.29	$55.17		$44.27
Total Return	9.00	%(a)	(14.65)%	21.65%		7.83%	25.81%		(1.61)%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$593,357		$551,338	$702,741		$597,013	$623,151		$461,126
Ratio of net expenses to average net assets	0.83	%(b)	0.83%	0.81%		0.88%	0.90%		0.93%
Ratio of net investment income to average net assets	1.31	%(b)	1.05%	0.77%		0.96%	1.02%		1.05%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.83	%(b)	0.83%	0.81%		0.88%	0.90%		0.93%
Portfolio turnover rate	8.33	%(a)	35.52%	6.51	%(c)	12.18%	5.76	%(c)	2.53%

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Excludes impact of in-kind transactions.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Equity Fund
June 30, 2023 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (99.4%)
Communication Services (8.9%)
Alphabet, Inc., Class A (a)	15,000	1,795,500
Alphabet, Inc., Class C (a)	100,000	12,097,000
Comcast Corp., Class A	116,500	4,840,575
		18,733,075
Consumer Discretionary (7.3%)
Lowe's Cos., Inc.	10,000	2,257,000
NIKE, Inc., Class B	30,000	3,311,100
O'Reilly Automotive, Inc. (a)	3,300	3,152,490
Ross Stores, Inc.	7,000	784,910
Starbucks Corp.	40,000	3,962,400
The TJX Cos., Inc.	21,500	1,822,985
		15,290,885
Consumer Staples (7.7%)
Church & Dwight Co., Inc.	15,000	1,503,450
Costco Wholesale Corp.	13,750	7,402,725
Diageo PLC, Sponsored ADR	7,500	1,301,100
McCormick & Co., Inc.	14,000	1,221,220
PepsiCo, Inc.	10,000	1,852,200
Sysco Corp.	20,000	1,484,000
The Procter & Gamble Co.	9,000	1,365,660
		16,130,355
Energy (5.1%)
Chevron Corp.	13,000	2,045,550
Exxon Mobil Corp.	50,000	5,362,500
Schlumberger NV	67,500	3,315,600
		10,723,650
Financials (13.6%)
American Express Co.	12,000	2,090,400
Berkshire Hathaway, Inc., Class B (a)	10,000	3,410,000
Chubb Ltd.	10,000	1,925,600
Cincinnati Financial Corp.	20,000	1,946,400
FactSet Research Systems, Inc.	5,500	2,203,575
JPMorgan Chase & Co.	44,250	6,435,720
Northern Trust Corp.	22,500	1,668,150
T. Rowe Price Group, Inc.	20,000	2,240,400
Visa, Inc., Class A	28,000	6,649,440
		28,569,685
Health Care (16.2%)
Agilent Technologies, Inc.	13,600	1,635,400
Becton, Dickinson & Co.	15,000	3,960,150
Edwards Lifesciences Corp. (a)	22,500	2,122,425
Johnson & Johnson	25,500	4,220,760
Merck & Co., Inc.	22,500	2,596,275
Mettler-Toledo International, Inc. (a)	1,500	1,967,460
Stryker Corp.	12,000	3,661,080
The Cooper Cos., Inc.	8,250	3,163,298
UnitedHealth Group, Inc.	12,000	5,767,680
Waters Corp. (a)	11,500	3,065,210
Zoetis, Inc.	12,000	2,066,520
		34,226,258
Industrials (13.3%)
Automatic Data Processing, Inc.	20,000	4,395,800
Deere & Co.	4,750	1,924,653
Donaldson Co., Inc.	15,000	937,650
Hubbell, Inc.	12,500	4,144,500
Illinois Tool Works, Inc.	15,000	3,752,400
Union Pacific Corp.	22,500	4,603,950
United Parcel Service, Inc., Class B	15,000	2,688,750
W.W. Grainger, Inc.	7,000	5,520,130
		27,967,833
Information Technology (23.6%)
Accenture PLC, Class A	25,000	7,714,500
Analog Devices, Inc.	16,500	3,214,365
Apple, Inc.	82,000	15,905,540
Microsoft Corp.	51,000	17,367,539
Oracle Corp.	40,000	4,763,600
TE Connectivity Ltd.	7,500	1,051,200
		50,016,744
Materials (2.9%)
Air Products and Chemicals, Inc.	14,800	4,433,044
AptarGroup, Inc.	14,250	1,651,005
		6,084,049
Utilities (0.8%)
Eversource Energy	25,000	1,773,000
		1,773,000
TOTAL COMMON STOCKS (Cost $68,071,139)		209,515,534

Investment Companies (0.6%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.99% (b)	1,277,780	1,277,780
TOTAL INVESTMENT COMPANIES (Cost $1,277,780)		1,277,780

Total Investments (Cost $69,348,919) — 100.0%		210,793,314
Other assets in excess of liabilities — 0.0%		36,164
NET ASSETS — 100.0%		$210,829,478

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of June 30, 2023.

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at fair value (cost $69,348,919)	$210,793,314
Dividends receivable	185,094
Prepaid expenses	5,229
Total Assets	210,983,637
Liabilities:
Payable for capital shares redeemed	349
Accrued expenses and other liabilities:
Investment adviser	126,421
Administration and accounting	9,075
Chief compliance officer	1,333
Custodian	4,524
Shareholder servicing fees	712
Transfer agent	3,742
Trustee	2,810
Other	5,193
Total Liabilities	154,159
Net Assets	$210,829,478
Composition of Net Assets:
Paid in capital	$66,793,758
Total distributable earnings (loss)	144,035,720
Net Assets	$210,829,478
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,460,936
Net Asset Value, Offering Price and Redemption price per share	$38.61

Statement of Operations

For the period ended June 30, 2023 (Unaudited)

Investment Income:
Dividends	$1,570,444
Total Investment Income	1,570,444
Expenses:
Investment adviser	740,992
Administration and accounting	43,623
Chief compliance officer	4,467
Custodian	12,335
Shareholder servicing	4,589
Transfer agency	10,818
Trustee	10,010
Other	21,375
Total expenses	848,209
Net Expenses	848,209
Net Investment Income	722,235
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions (a)	691,059
Change in unrealized appreciation (depreciation) on investments	20,548,044
Net realized/unrealized gains (losses) on investments	21,239,103
Change in Net Assets Resulting from Operations	$21,961,338

(a)	Includes Class Action related litigation gains of $149.

See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2023	December 31, 2022
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$722,235	$1,308,874
Net realized gains from investment transactions	691,059	2,008,906
Change in unrealized appreciation (depreciation) on investments	20,548,044	(34,852,417)
Change in Net Assets Resulting from Operations	21,961,338	(31,534,637)
Distributions to shareholders:
Total Distributions	—	(6,000,589)
Change in Net Assets Resulting from distributions to shareholders	—	(6,000,589)
Capital Share Transactions:
Proceeds from shares issued	1,805,803	12,205,790
Dividends reinvested	—	2,789,935
Cost of shares redeemed	(4,367,580)	(8,896,664)
Change in Net Assets Resulting from Capital Share Transactions	(2,561,777)	6,099,061
Change in Net Assets	19,399,561	(31,436,165)
Net Assets:
Beginning of period	191,429,917	222,866,082
End of period	$210,829,478	$191,429,917
Share Transactions:
Issued	49,167	337,500
Reinvested	—	77,628
Redeemed	(119,235)	(247,975)
Change in shares	(70,068)	167,153

See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	June 30,		December	December	December	December	December
	2023		31, 2022	31, 2021	31, 2020	31, 2019	31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$34.61		$41.55	$32.89	$29.55	$22.64	$23.63
Investment Activities:
Operations:
Net investment income	0.13		0.24	0.20	0.27	0.24	0.22
Net realized/unrealized gains (losses) from investments	3.87		(6.08)	9.56	4.00	6.94	(0.80)
Total from investment activities	4.00		(5.84)	9.76	4.27	7.18	(0.58)
Distributions from:
Net investment income	—		(0.24)	(0.20)	(0.27)	(0.24)	(0.23)
Net realized gains from investment transactions	—		(0.86)	(0.90)	(0.66)	(0.03)	(0.18)
Total distributions	—		(1.10)	(1.10)	(0.93)	(0.27)	(0.41)
Net Asset Value, End of Period	$38.61		$34.61	$41.55	$32.89	$29.55	$22.64
Total Return	11.56	%(a)	(14.16)%	29.77%	14.53%	31.74%	(2.55)%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$210,829		$191,430	$222,866	$168,487	$159,651	$125,844
Ratio of net expenses to average net assets	0.86	%(b)	0.86%	0.85%	0.90%	0.91%	0.92%
Ratio of net investment income to average net assets	0.73	%(b)	0.66%	0.53%	0.93%	0.88%	0.91%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.86	%(b)	0.86%	0.85%	0.90%	0.91%	0.92%
Portfolio turnover rate	5.86	%(a)	10.30%	7.33%	9.30%	2.61%	1.67%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Midcap Fund
June 30, 2023 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (99.0%)
Communication Services (3.6%)
Cable One, Inc.	2,715	1,783,972
Electronic Arts, Inc.	25,535	3,311,890
Omnicom Group, Inc.	24,290	2,311,193
		7,407,055
Consumer Discretionary (9.4%)
AutoZone, Inc. (a)	1,280	3,191,501
Carter's, Inc.	30,255	2,196,513
Choice Hotels International, Inc.	25,175	2,958,566
Columbia Sportswear Co.	27,735	2,142,251
eBay, Inc.	37,045	1,655,541
Ross Stores, Inc.	36,875	4,134,794
Ulta Beauty, Inc. (a)	6,615	3,112,986
		19,392,152
Consumer Staples (6.5%)
BJ's Wholesale Club Holdings, Inc. (a)	44,325	2,792,918
Church & Dwight Co., Inc.	34,885	3,496,524
Dollar General Corp.	13,800	2,342,964
Sysco Corp.	39,600	2,938,320
The Hershey Co.	7,500	1,872,750
		13,443,476
Energy (4.4%)
Baker Hughes Co.	173,525	5,485,125
Marathon Oil Corp.	152,350	3,507,097
		8,992,222
Financials (12.6%)
Brown & Brown, Inc.	43,305	2,981,116
Cboe Global Markets, Inc.	15,745	2,172,967
East West Bancorp, Inc.	34,985	1,846,858
Everest Re Group Ltd.	7,535	2,575,915
FactSet Research Systems, Inc.	9,085	3,639,905
M&T Bank Corp.	15,895	1,967,165
Northern Trust Corp.	36,400	2,698,696
SEI Investments Co.	79,325	4,729,358
T. Rowe Price Group, Inc.	29,705	3,327,554
		25,939,534
Health Care (14.4%)
Agilent Technologies, Inc.	23,145	2,783,186
Chemed Corp.	3,750	2,031,262
Henry Schein, Inc. (a)	22,265	1,805,692
Laboratory Corp. of America Holdings	6,740	1,626,564
Medpace Holdings, Inc. (a)	11,655	2,799,181
Mettler-Toledo International, Inc. (a)	1,535	2,013,367
STERIS PLC	13,380	3,010,232
Teleflex, Inc.	10,015	2,423,930
The Cooper Cos., Inc.	11,955	4,583,907
Waters Corp. (a)	15,285	4,074,064
West Pharmaceutical Services, Inc.	5,625	2,151,394
		29,302,779
Industrials (21.1%)
A. O. Smith Corp.	34,505	2,511,274
AMETEK, Inc.	24,615	3,984,676
Broadridge Financial Solutions, Inc.	16,655	2,758,568
Cummins, Inc.	9,035	2,215,021
Donaldson Co., Inc.	54,295	3,393,980
Expeditors International of Washington, Inc.	26,475	3,206,917
Graco, Inc.	28,225	2,437,229
Hubbell, Inc.	6,175	2,047,383
Lincoln Electric Holdings, Inc.	16,370	3,251,573
Masco Corp.	59,460	3,411,815
Nordson Corp.	10,210	2,533,918
Paychex, Inc.	52,570	5,881,006
Rockwell Automation, Inc.	9,485	3,124,833
W.W. Grainger, Inc.	2,975	2,346,055
		43,104,248
Information Technology (12.2%)
Amdocs Ltd.	24,285	2,400,572
Amphenol Corp., Class A	29,720	2,524,714
ANSYS, Inc. (a)	10,690	3,530,586
Arista Networks, Inc. (a)	25,745	4,172,235
Check Point Software Technologies Ltd. (a)	15,625	1,962,813
F5, Inc. (a)	14,555	2,128,814
TE Connectivity Ltd.	23,990	3,362,438
Trimble, Inc. (a)	36,930	1,955,074
Zebra Technologies Corp. (a)	9,950	2,943,509
		24,980,755
Materials (6.0%)
AptarGroup, Inc.	27,685	3,207,584
Avery Dennison Corp.	14,450	2,482,510
Ball Corp.	43,800	2,549,598
Packaging Corp. of America	14,175	1,873,368
RPM International, Inc.	24,935	2,237,418
		12,350,478
Real Estate (3.2%)
Alexandria Real Estate Equities, Inc.	12,300	1,395,927
AvalonBay Communities, Inc.	11,885	2,249,474
Jones Lang LaSalle, Inc. (a)	19,385	3,020,183
		6,665,584
Utilities (5.6%)
Atmos Energy Corp.	29,275	3,405,854
Eversource Energy	62,760	4,450,939
ONE Gas, Inc.	47,075	3,615,830
		11,472,623
TOTAL COMMON STOCKS (Cost $154,536,869)		203,050,906

Investment Companies (2.1%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 4.99% (b)	4,389,781	4,389,781
TOTAL INVESTMENT COMPANIES (Cost $4,389,781)		4,389,781

Total Investments (Cost $158,926,650) — 101.1%		207,440,687
Liabilities in excess of other assets — (1.1)%		(2,171,352)
NET ASSETS — 100.0%		$205,269,335

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2023.

PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at fair value (cost $158,926,650)	$207,440,687
Dividends receivable	155,506
Receivable for capital shares issued	86,981
Prepaid expenses	17,599
Total Assets	207,700,773
Liabilities:
Payable for investments purchased	2,015,049
Payable for capital shares redeemed	257,954
Accrued expenses and other liabilities:
Investment adviser	123,823
Administration and accounting	7,820
Chief compliance officer	1,096
Custodian	3,662
Shareholder servicing fees	9,797
Transfer agent	4,085
Trustee	2,308
Other	5,844
Total Liabilities	2,431,438
Net Assets	$205,269,335
Composition of Net Assets:
Paid in capital	$150,941,792
Total distributable earnings (loss)	54,327,543
Net Assets	$205,269,335
Shares outstanding (par value $0.01, unlimited number of shares authorized)	9,088,645
Net Asset Value, Offering Price and Redemption price per share	$22.59

Statement of Operations

For the period ended June 30, 2023 (Unaudited)

Investment Income:
Dividends	$1,361,966
Total Investment Income	1,361,966
Expenses:
Investment adviser	654,588
Administration and accounting	41,270
Chief compliance officer	3,833
Custodian	10,508
Shareholder servicing	100,067
Transfer agency	12,575
Trustee	8,566
Other	30,668
Gross expense before recoupment	862,075
Recoupment of prior expenses reimbursed by the investment adviser	10,501
Total expenses	872,576
Net Expenses	872,576
Net Investment Income	489,390
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	5,106,484
Change in unrealized appreciation (depreciation) on investments	5,536,165
Net realized/unrealized gains (losses) on investments	10,642,649
Change in Net Assets Resulting from Operations	$11,132,039

See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2023	December 31, 2022
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$489,390	$710,622
Net realized gains from investment transactions	5,106,484	7,210,769
Change in unrealized appreciation (depreciation) on investments	5,536,165	(27,325,299)
Change in Net Assets Resulting from Operations	11,132,039	(19,403,908)
Distributions to shareholders:
Total Distributions	—	(7,363,133)
Change in Net Assets Resulting from distributions to shareholders	—	(7,363,133)
Capital Share Transactions:
Proceeds from shares issued	51,014,612	37,031,229
Dividends reinvested	—	5,968,235
Cost of shares redeemed	(19,390,828)	(26,483,479)
Change in Net Assets Resulting from Capital Share Transactions	31,623,784	16,515,985
Change in Net Assets	42,755,823	(10,251,056)
Net Assets:
Beginning of period	162,513,512	172,764,568
End of period	$205,269,335	$162,513,512
Share Transactions:
Issued	2,327,079	1,654,281
Reinvested	—	271,407
Redeemed	(883,694)	(1,203,248)
Change in shares	1,443,385	722,440

See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	June 30,		December	December	December	December	December
	2023		31, 2022	31, 2021	31, 2020	31, 2019	31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$21.26		$24.96	$21.02	$19.55	$15.78	$17.26
Investment Activities:
Operations:
Net investment income	0.06		0.10	0.08	0.12	0.10	0.08
Net realized/unrealized gains (losses) from investments	1.27		(2.80)	5.09	1.60	4.39	(0.62)
Total from investment activities	1.33		(2.70)	5.17	1.72	4.49	(0.54)
Distributions from:
Net investment income	—		(0.09)	(0.10)	(0.12)	(0.09)	(0.08)
Net realized gains from investment transactions	—		(0.91)	(1.13)	(0.13)	(0.63)	(0.86)
Total distributions	—		(1.00)	(1.23)	(0.25)	(0.72)	(0.94)
Net Asset Value, End of Period	$22.59		$21.26	$24.96	$21.02	$19.55	$15.78
Total Return	6.26	%(a)	(10.94)%	24.81%	8.81%	28.59%	(3.36)%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$205,269		$162,514	$172,765	$139,723	$145,305	$74,863
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	0.98%
Ratio of net investment income to average net assets	0.56	%(b)	0.45%	0.36%	0.59%	0.67%	0.54%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.99	%(b)	1.00%	1.00%	1.05%	1.04%	0.98%
Portfolio turnover rate	13.65	%(a)	27.89%	19.72%	38.33%	18.46%	19.34%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
June 30, 2023 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (99.3%)
Communication Services (3.5%)
Cable One, Inc.	8,615	5,660,744
Omnicom Group, Inc.	68,875	6,553,456
The Interpublic Group of Cos., Inc.	285,445	11,012,469
		23,226,669
Consumer Discretionary (10.2%)
Carter's, Inc.	97,230	7,058,898
Cavco Industries, Inc. (a)	16,431	4,847,145
Choice Hotels International, Inc.	102,563	12,053,203
Columbia Sportswear Co.	79,675	6,154,097
Service Corp. International	188,140	12,151,963
Texas Roadhouse, Inc.	64,345	7,224,657
TopBuild Corp. (a)	38,355	10,203,197
Williams-Sonoma, Inc.	65,980	8,256,737
		67,949,897
Consumer Staples (3.8%)
BJ's Wholesale Club Holdings, Inc. (a)	142,980	9,009,170
Flowers Foods, Inc.	269,350	6,701,428
The J.M. Smucker Co.	65,875	9,727,761
		25,438,359
Energy (3.7%)
Cactus, Inc., Class A	210,705	8,917,036
Core Laboratories, Inc.	294,395	6,844,684
Helmerich & Payne, Inc.	244,265	8,659,194
		24,420,914
Financials (12.0%)
American Financial Group, Inc.	67,395	8,003,156
Cboe Global Markets, Inc.	74,200	10,240,342
Cohen & Steers, Inc.	78,335	4,542,647
Commerce Bancshares, Inc.	94,993	4,626,159
East West Bancorp, Inc.	134,120	7,080,195
FactSet Research Systems, Inc.	24,100	9,655,665
Northern Trust Corp.	108,800	8,066,432
SEI Investments Co.	219,040	13,059,164
Selective Insurance Group, Inc.	94,265	9,044,727
UMB Financial Corp.	82,593	5,029,914
		79,348,401
Health Care (15.3%)
Charles River Laboratories
International, Inc. (a)	61,325	12,893,581
Chemed Corp.	21,885	11,854,447
Henry Schein, Inc. (a)	132,635	10,756,699
Medpace Holdings, Inc. (a)	62,340	14,972,199
Revvity, Inc.	59,757	7,098,534
STERIS PLC	48,432	10,896,231
Teleflex, Inc.	42,400	10,262,072
The Cooper Cos., Inc.	29,016	11,125,605
Waters Corp. (a)	42,685	11,377,260
		101,236,628
Industrials (21.9%)
A. O. Smith Corp.	124,985	9,096,409
Applied Industrial Technologies, Inc.	58,200	8,429,106
Broadridge Financial Solutions, Inc.	59,440	9,845,047
C.H. Robinson Worldwide, Inc.	51,311	4,841,193
Donaldson Co., Inc.	191,795	11,989,105
ExlService Holdings, Inc. (a)	42,781	6,462,498
Expeditors International of Washington, Inc.	89,050	10,786,626
Hubbell, Inc.	29,580	9,807,545
IDEX Corp.	24,345	5,240,505
Jack Henry & Associates, Inc.	49,995	8,365,663
Lincoln Electric Holdings, Inc.	50,000	9,931,500
Masco Corp.	136,240	7,817,451
Nordson Corp.	44,725	11,099,851
Robert Half International, Inc.	86,140	6,479,451
Snap-on, Inc.	40,810	11,761,034
The Middleby Corp. (a)	34,515	5,102,352
The Toro Co.	79,940	8,125,901
		145,181,237
Information Technology (13.4%)
Akamai Technologies, Inc. (a)	80,150	7,203,081
Amdocs Ltd.	109,345	10,808,753
Dolby Laboratories, Inc., Class A	86,935	7,274,721
F5, Inc. (a)	65,992	9,651,990
Manhattan Associates, Inc. (a)	35,821	7,159,901
NetApp, Inc.	104,585	7,990,294
Progress Software Corp.	173,525	10,081,803
Qualys, Inc. (a)	87,900	11,354,042
Trimble, Inc. (a)	141,545	7,493,392
Zebra Technologies Corp. (a)	32,820	9,709,141
		88,727,118
Materials (6.2%)
AptarGroup, Inc.	88,815	10,290,106
Avery Dennison Corp.	56,960	9,785,728
Packaging Corp. of America	48,715	6,438,174
RPM International, Inc.	102,375	9,186,109
Silgan Holdings, Inc.	122,340	5,736,523
		41,436,640
Real Estate (6.7%)
CubeSmart	180,300	8,052,198
Jones Lang LaSalle, Inc. (a)	67,675	10,543,765
Lamar Advertising Co., Class A	84,960	8,432,279
Physicians Realty Trust	486,330	6,803,757
STAG Industrial, Inc.	302,520	10,854,418
		44,686,417
Utilities (2.6%)
Atmos Energy Corp.	40,000	4,653,600
IDACORP, Inc.	49,995	5,129,487
ONE Gas, Inc.	98,245	7,546,198
		17,329,285
TOTAL COMMON STOCKS (Cost $610,808,409)		658,981,565

Investment Companies (1.1%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 4.99% (b)	7,347,466	7,347,466
TOTAL INVESTMENT COMPANIES (Cost $7,347,466)		7,347,466

Total Investments (Cost $618,155,875) — 100.4%		666,329,031
Liabilities in excess of other assets — (0.4)%		(2,803,747)
NET ASSETS — 100.0%		$663,525,284

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2023.

PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at fair value (cost $618,155,875)	$666,329,031
Dividends receivable	538,348
Receivable for capital shares issued	138,388
Prepaid expenses	77,182
Total Assets	667,082,949
Liabilities:
Payable for investments purchased	2,346,175
Payable for capital shares redeemed	809,578
Accrued expenses and other liabilities:
Investment adviser	350,406
Administration and accounting	20,157
Chief compliance officer	2,636
Custodian	8,132
Transfer agent	2,846
Trustee	5,491
Other	12,244
Total Liabilities	3,557,665
Net Assets	$663,525,284
Composition of Net Assets:
Paid in capital	$619,444,400
Total distributable earnings (loss)	44,080,884
Net Assets	$663,525,284
Shares outstanding (par value $0.01, unlimited number of shares authorized)	31,002,950
Net Asset Value, Offering Price and Redemption price per share	$21.40

Statement of Operations

For the period ended June 30, 2023 (Unaudited)

Investment Income:
Dividends	$5,188,989
Less: Foreign tax withholding	(375)
Total Investment Income	5,188,614
Expenses:
Investment adviser	2,166,981
Administration and accounting	94,746
Chief compliance officer	13,843
Custodian	36,170
Transfer agency	12,707
Trustee	30,666
Other	76,611
Total expenses before fee reductions	2,431,724
Fees contractually reduced by the investment adviser	(264,302)
Net Expenses	2,167,422
Net Investment Income	3,021,192
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized (losses) from investment transactions	(2,593,569)
Change in unrealized appreciation (depreciation) on investments	26,313,782
Net realized/unrealized gains (losses) on investments	23,720,213
Change in Net Assets Resulting from Operations	$26,741,405

See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2023	December 31, 2022
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$3,021,192	$4,698,043
Net realized gains/(losses) from investment transactions	(2,593,569)	44,130,396
Change in unrealized appreciation (depreciation) on investments	26,313,782	(121,384,207)
Change in Net Assets Resulting from Operations	26,741,405	(72,555,768)
Distributions to shareholders:
Total Distributions	—	(20,356,159)
Change in Net Assets Resulting from distributions to shareholders	—	(20,356,159)
Capital Share Transactions:
Proceeds from shares issued	167,658,089	156,173,450
Dividends reinvested	—	13,637,139
Cost of shares redeemed	(64,328,799)	(53,318,588)
Cost of in-kind shares redeemed	—	(105,672,275)
Change in Net Assets Resulting from Capital Share Transactions	103,329,290	10,819,726
Change in Net Assets	130,070,695	(82,092,201)
Net Assets:
Beginning of period	533,454,589	615,546,790
End of period	$663,525,284	$533,454,589
Share Transactions:
Issued	8,128,576	7,188,415
Reinvested	—	646,004
Redeemed	(3,077,289)	(2,478,045)
Redeemed in-kind	—	(4,710,076)
Change in shares	5,051,287	646,298

See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year		For the year		For the year		For the year	For the year
	ended		ended		ended		ended		ended	ended
	June 30,		December		December		December		December	December
	2023		31, 2022		31, 2021		31, 2020		31, 2019	31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$20.56		$24.32		$19.23		$17.90		$14.63	$15.79
Investment Activities:
Operations:
Net investment income	0.11		0.19		0.17		0.12		0.14	0.11
Net realized/unrealized gains (losses) from investments	0.74		(3.10)		5.66		1.36		3.76	(0.98)
Total from investment activities	0.85		(2.91)		5.83		1.48		3.90	(0.87)
Distributions from:
Net investment income	—		(0.21)		(0.19)		(0.13)		(0.12)	(0.12)
Net realized gains from investment transactions	—		(0.64)		(0.55)		(0.02)		(0.51)	(0.17)
Total distributions	—		(0.85)		(0.74)		(0.15)		(0.63)	(0.29)
Net Asset Value, End of Period	$21.40		$20.56		$24.32		$19.23		$17.90	$14.63
Total Return	4.09	%(a)	(12.04)%		30.46%		8.26%		26.74%	(5.62)%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$663,525		$533,455		$615,547		$226,075		$126,376	$74,299
Ratio of net expenses to average net assets	0.75	%(b)	0.75%		0.75%		0.75%		0.75%	0.75%
Ratio of net investment income to average net assets	1.05	%(b)	0.89%		0.80%		0.89%		0.85%	0.77%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.84	%(b)	0.86%		0.85%		0.91%		0.95%	0.98%
Portfolio turnover rate	15.74	%(a)	27.54	%(d)	35.83	%(d)	51.26	%(d)	24.08%	14.98%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of in-kind transactions.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements

21

Read Boston Trust Walden’s 2022 Annual ESG Impact Report online: The report can be found at:

https://www.bostontrustwalden.com/2022-impact-report/

In this report, we share examples of actions taken to accelerate progress in the areas of climate risk, equality, and governance, and offer industry-leading measurements and disclosure on the impact of our initiatives.

22

Investment Performance (Unaudited)				Boston Trust Walden Balanced Fund
				Boston Trust Walden Equity Fund
							June 30, 2023

		For the periods ended 6/30/23
		Average Annual Total Returns
								Since
	Six							Inception
	Months	1 Year	3 Years	5 Years	10 Years	15 Years	20 Years	(6/20/99)
Boston Trust Walden Balanced Fund[1]	6.77%	10.19%	8.01%	7.49%	8.08%	7.03%	6.77%	5.79%
Boston Trust Walden Equity Fund[1]	9.60%	15.89%	14.29%	11.72%	11.65%	9.86%	9.33%	7.47%
S&P 500 Total Return Index	16.89%	19.59%	14.60%	12.30%	12.86%	10.87%	10.04%	7.10%
Bloomberg U.S. Government/Credit Bond Index	2.21%	(0.70)%	(4.11)%	1.03%	1.66%	2.85%	3.03%	4.04%
FTSE 3-Month U.S. Treasury Bill Index	2.39%	3.75%	1.33%	1.56%	0.98%	0.73%	1.30%	1.71%

Hypothetical Growth of a $100,000 Investment

The above charts represent a 10-year hypothetical $100,000 investment in the Boston Trust Walden Balanced Fund and Boston Trust Walden Equity Fund, and includes the reinvestment of dividends and capital gains in the Funds. The returns shown on the table and the graphs do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden Balanced Fund is measured against a combination of equity and fixed income indices. The Boston Trust Walden Equity Fund is measured against the Standard & Poor’s 500 Total Return Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Bloomberg U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg U.S. Government/Credit Bond Index is a component of the Bloomberg U.S. Aggregate Bond Index. The FTSE 3-Month U.S. T-Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indexes are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Boston Trust Walden Balanced Fund

Fund Net Asset Value:	$22.39
Gross Expense Ratio[1]:	1.00%

Boston Trust Walden Equity Fund

Fund Net Asset Value:	$33.11
Gross Expense Ratio[1]:	1.02%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2023. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2024 and may be renewed thereafter. Additional information pertaining to the Fund’s expense ratio as of June 30, 2023 can be found in the financial highlights included in this report.

23

Investment Performance (Unaudited)		Boston Trust Walden Midcap Fund
					June 30, 2023

		For the periods ended 6/30/23
		Average Annual Total Returns
						Since
	Six					Inception
	Months	1 Year	3 Years	5 Years	10 Years	(8/1/11)
Boston Trust Walden Midcap Fund[1]	6.91%	14.91%	13.24%	9.39%	10.49%	10.66%
Russell MidCap® Index	9.01%	14.92%	12.50%	8.45%	10.32%	10.94%

Hypothetical Growth of a $100,000 Investment

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Walden Midcap Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that tracks the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$21.19
Gross Expense Ratio[1]:	1.00%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2023. The contractual fee limit under the Fund's expense limitation agreement is 1.00% of the Fund's average annual net assets, subject to certain limitations as described in the Fund's prospectus. Please see the Fund's most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2024 and may be renewed thereafter. Additional information pertaining to the Fund's expense ratio as of June 30, 2023 can be found in the financial highlights included in this report.

24

Investment Performance (Unaudited)	Boston Trust Walden SMID Cap Fund

June 30, 2023

		For the periods ended 6/30/23
		Average Annual Total Returns
						Since
	Six					Inception
	Months	1 Year	3 Years	5 Years	10 Years	(6/28/12)
Boston Trust Walden SMID Cap Fund[1]	6.02%	12.89%	13.17%	8.04%	9.72%	10.92%
Russell 2500™ Index	8.79%	13.58%	12.29%	6.54%	9.37%	11.03%

Hypothetical Growth of a $100,000 Investment

The above chart represents a hypothetical $100,000 investment in the Boston Trust Walden SMID Cap Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that tracks the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$20.79
Gross Expense Ratio[1]:	1.01%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2023. The contractual fee limit under the Fund's expense limitation agreement is 1.00% of the Fund's average annual net assets, subject to certain limitations as described in the Fund's prospectus. Please see the Fund's most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2024 and may be renewed thereafter. Additional information pertaining to the Fund's expense ratio as of June 30, 2023 can be found in the financial highlights included in this report.

25

Investment Performance (Unaudited)	Boston Trust Walden Small Cap Fund
June 30, 2023
(This Fund is closed to new investors.)

		For the periods ended 6/30/23
		Average Annual Total Returns
								Since
	Six							Inception
	Months	1 Year	3 Years	5 Years	10 Years	15 Years	20 Years	(12/31/94)
Boston Trust Walden Small Cap Fund[1]	3.92%	11.15%	15.57%	8.75%	9.59%	9.44%	10.26%	10.64%
Russell 2000® Index	8.09%	12.31%	10.82%	4.21%	8.25%	8.42%	8.88%	8.80%

Hypothetical Growth of a $100,000 Investment

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Walden Small Cap Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden Small Cap Fund is measured against the Russell 2000® Index, which is an unmanaged index that tracks the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$16.17
Gross Expense Ratio[1]:	1.04%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2023. The contractual fee limit under the Fund's expense limitation agreement is 1.00% of the Fund's average annual net assets, subject to certain limitations as described in the Fund's prospectus. Please see the Fund's most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2024 and may be renewed thereafter. Additional information pertaining to the Fund's expense ratio as of June 30, 2023 can be found in the financial highlights included in this report.

26

Investment Performance (Unaudited)	Boston Trust Walden International Equity Fund
June 30, 2023

		For the periods ended 6/30/23
		Average Annual Total Returns
					Since
	Six				Inception
	Months	1 Year	3 Years	5 Years	(6/9/15)
Boston Trust Walden International Equity Fund	9.20%	14.81%	8.01%	4.65%	4.55%
MSCI World ex-USA Index (Net)	11.29%	17.41%	9.30%	4.58%	4.52%

Hypothetical Growth of a $1,000,000 Investment

The above chart represents a hypothetical $1,000,000 investment in the Boston Trust Walden International Equity Fund from June 9, 2015 to June 30, 2023, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden International Equity Fund is measured against the MSCI World ex-USA Index. The MSCI World ex-USA Index captures large- and mid-cap representation of developed markets countries (excluding the United States). Index returns reflect neither the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$12.82
Gross Expense Ratio[1]:	0.93%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2023. Please see the Fund’s most recent prospectus for details. The investment performance may reflect fee reductions. Additional information pertaining to the Fund’s expense ratio as of June 30, 2023 can be found in the financial highlights included in this report.

27

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund

June 30, 2023 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (67.9%)
Communication Services (5.6%)
Alphabet, Inc., Class A (a)	20,000	2,394,000
Alphabet, Inc., Class C (a)	42,300	5,117,031
Comcast Corp., Class A	37,575	1,561,241
		9,072,272
Consumer Discretionary (5.1%)
AutoZone, Inc. (a)	780	1,944,821
Lowe's Cos., Inc.	5,800	1,309,060
NIKE, Inc., Class B	17,000	1,876,290
Ross Stores, Inc.	13,000	1,457,690
Starbucks Corp.	16,340	1,618,640
		8,206,501
Consumer Staples (4.1%)
Costco Wholesale Corp.	4,200	2,261,196
Dollar General Corp.	7,000	1,188,460
PepsiCo, Inc.	17,240	3,193,193
		6,642,849
Energy (3.8%)
ConocoPhillips	39,580	4,100,884
Schlumberger NV	41,190	2,023,253
		6,124,137
Financials (9.7%)
Chubb Ltd.	9,500	1,829,320
FactSet Research Systems, Inc.	3,000	1,201,950
JPMorgan Chase & Co.	26,875	3,908,700
Marsh & McLennan Cos., Inc.	8,000	1,504,640
Northern Trust Corp.	14,455	1,071,694
PayPal Holdings, Inc. (a)	8,500	567,205
T. Rowe Price Group, Inc.	10,000	1,120,200
U.S. Bancorp	26,300	868,952
Visa, Inc., Class A	14,465	3,435,148
		15,507,809
Health Care (11.1%)
Agilent Technologies, Inc.	8,000	962,000
Becton, Dickinson & Co.	7,250	1,914,073
Johnson & Johnson	21,665	3,585,990
Merck & Co., Inc.	23,185	2,675,317
Stryker Corp.	9,250	2,822,082
The Cooper Cos., Inc.	3,000	1,150,290
UnitedHealth Group, Inc.	6,750	3,244,320
Waters Corp. (a)	5,425	1,445,980
		17,800,052
Industrials (8.1%)
Automatic Data Processing, Inc.	6,695	1,471,494
Cummins, Inc.	5,230	1,282,187
Deere & Co.	5,500	2,228,544
Donaldson Co., Inc.	15,060	941,401
Hubbell, Inc.	7,000	2,320,920
Masco Corp.	18,365	1,053,784
Union Pacific Corp.	9,755	1,996,068
United Parcel Service, Inc., Class B	10,000	1,792,500
		13,086,898
Information Technology (17.4%)
Accenture PLC, Class A	12,000	3,702,960
Adobe, Inc. (a)	4,050	1,980,410
Analog Devices, Inc.	8,995	1,752,316
Apple, Inc.	36,265	7,034,322
Cisco Systems, Inc.	36,515	1,889,286
Microsoft Corp.	31,275	10,650,389
TE Connectivity Ltd.	6,500	911,040
		27,920,723
Materials (2.4%)
Air Products and Chemicals, Inc.	9,015	2,700,263
AptarGroup, Inc.	10,500	1,216,530
		3,916,793
Utilities (0.6%)
Eversource Energy	13,755	975,505
		975,505
TOTAL COMMON STOCKS (Cost $45,971,194)		109,253,539

	Principal
	Amount ($)
Corporate Bonds (9.9%)
Communication Services (0.8%)
Comcast Corp., 3.30%, 4/1/27, Callable 2/1/27 @ 100	250,000	236,462
Comcast Corp., 3.95%, 10/15/25, Callable 8/15/25 @ 100	250,000	243,724
Verizon Communications, Inc., 1.50%, 9/18/30, Callable 6/18/30 @ 100	1,000,000	789,245
		1,269,431
Consumer Discretionary (1.8%)
NIKE, Inc., 2.75%, 3/27/27, Callable 1/27/27@100	500,000	469,795
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	326,195
The Home Depot, Inc., 1.38%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,184,961
Toyota Motor Credit Corp., 1.45%, 1/13/25, MTN	1,000,000	943,578
		2,924,529
Consumer Staples (0.9%)
The Estee Lauder Cos., Inc., 1.95%, 3/15/31, Callable 12/15/30 @ 100	1,675,000	1,375,987

Financials (0.5%)
John Deere Capital Corp., 2.80%, 7/18/29	350,000	313,481
JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	500,000	468,827
		782,308
Health Care (1.7%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	96,806
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	235,306
Pfizer, Inc., 1.70%, 5/28/30, Callable 2/28/30 @ 100	1,300,000	1,078,827
Pfizer, Inc., 3.40%, 5/15/24	100,000	97,850
Stryker Corp., 1.15%, 6/15/25, Callable 5/15/25 @ 100	100,000	92,059
Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100	300,000	287,841

See Notes to Financial Statements

28

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund

June 30, 2023 (Unaudited)

	Principal
Security Description	Amount ($)	Fair Value ($)
Corporate Bonds (continued)
Health Care, (continued)
UnitedHealth Group, Inc., 2.88%, 8/15/29	1,200,000	1,078,635
		2,967,324
Industrials (1.0%)
3M Co., 3.00%, 8/7/25	250,000	238,717
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100	500,000	412,712
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	137,981
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	150,000	140,007
Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	100,000	94,535
Mastercard, Inc., 3.30%, 3/26/27, Callable 1/26/27 @ 100	150,000	143,390
United Parcel Service, Inc., 2.40%, 11/15/26, Callable 8/15/26 @ 100	200,000	186,320
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	263,522
		1,617,184
Information Technology (1.8%)
Apple, Inc., 2.20%, 9/11/29, Callable 6/11/29 @ 100	350,000	307,266
Apple, Inc., 3.00%, 6/20/27, Callable 3/20/27 @ 100	200,000	189,457
Intel Corp., 3.90%, 3/25/30, Callable 12/25/29 @ 100	1,000,000	943,500
Intuit, Inc., 0.65%, 7/15/23	1,000,000	999,170
Oracle Corp., 2.50%, 4/1/25, Callable 3/1/25 @ 100	200,000	189,887
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	292,491
		2,921,771
Materials (0.8%)
Air Products And Chemicals, Inc., 2.05%, 5/15/30, Callable 2/15/30 @ 100	1,425,000	1,210,447

Utilities (0.6%)
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	909,322
TOTAL CORPORATE BONDS (Cost $17,709,880)		15,978,303

Municipal Bonds (0.4%)

Georgia (0.2%)
State of Georgia, GO, Series B, 1.40%, 8/1/33, Callable 8/1/30 @ 100	350,000	259,754

Hawaii (0.2%)
State of Hawaii, GO, Series FZ, 1.87%, 8/1/33, Callable 8/1/30 @ 100	500,000	389,221
TOTAL MUNICIPAL BONDS (Cost $857,389)		648,975

U.S. Government & U.S. Government Agency Obligations (20.6%)

Federal Farm Credit Bank (0.5%)
2.75%, 7/16/27	250,000	235,102
2.85%, 3/2/28	750,000	704,162
		939,264
Federal Home Loan Bank (1.1%)
2.88%, 9/13/24	1,000,000	971,734
5.50%, 7/15/36	700,000	790,079
		1,761,813
Federal National Mortgage Association (2.5%)
1.88%, 9/24/26	1,000,000	922,954
2.13%, 4/24/26	1,250,000	1,168,878
2.63%, 9/6/24	1,950,000	1,892,185
		3,984,017
Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/40	9,689	9,335
4.00%, 9/15/41	26,499	25,544
		34,879
U.S. Treasury Inflation Index Note (3.7%)
0.13%, 1/15/32	4,732,372	4,165,582
0.25%, 7/15/29	1,185,770	1,083,003
0.75%, 7/15/28	604,165	572,608
		5,821,193
U.S. Treasury Note (12.8%)
2.75%, 8/15/32	8,725,000	7,995,474
2.88%, 5/15/32	13,600,000	12,605,765
		20,601,239
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $34,935,534)		33,142,405

Yankee Dollar (0.2%)

Financials (0.2%)
The Toronto-Dominion Bank, 3.50%, 7/19/23, MTN	350,000	349,731
TOTAL YANKEE DOLLAR (Cost $350,085)		349,731

	Shares
Investment Companies (0.8%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 4.99% (c)	1,364,255	1,364,255
TOTAL INVESTMENT COMPANIES (Cost $1,364,255)		1,364,255
Total Investments (Cost $101,188,337) — 99.8%		160,737,208
Other assets in excess of liabilities — 0.2%		357,812
NET ASSETS — 100.0%		$161,095,020

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven day yield as of June 30, 2023.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

See Notes to Financial Statements

29

Financial Statements	Boston Trust Walden Balanced Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at fair value (cost $101,188,337)	$160,737,208
Interest and dividends receivable	468,769
Receivable for capital shares issued	39,144
Prepaid expenses	13,760
Total Assets	161,258,881
Liabilities:
Payable for capital shares redeemed	16,509
Accrued expenses and other liabilities:
Investment adviser	103,791
Administration and accounting	8,113
Chief compliance officer	1,043
Custodian	3,905
Shareholder servicing fees	19,572
Transfer agent	3,878
Trustee	2,199
Other	4,851
Total Liabilities	163,861
Net Assets	$161,095,020
Composition of Net Assets:
Paid in capital	$86,704,553
Total distributable earnings (loss)	74,390,467
Net Assets	$161,095,020
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,193,602
Net Asset Value, Offering Price and Redemption price per share	$22.39

Statement of Operations

For the period ended June 30, 2023 (Unaudited)

Investment Income:
Interest	$818,484
Dividends	944,329
Total Investment Income	1,762,813
Expenses:
Investment adviser	609,685
Administration and accounting	40,854
Chief compliance officer	3,652
Custodian	10,682
Shareholder servicing	91,958
Transfer agency	11,302
Trustee	8,195
Interest fees	562
Other	27,463
Gross expense before recoupment	804,353
Recoupment of prior expenses reimbursed by the investment adviser	8,113
Total expenses	812,466
Net Expenses	812,466
Net Investment Income	950,347
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions (a)	13,823,798
Change in unrealized appreciation (depreciation) on investments	(4,144,519)
Net realized/unrealized gains (losses) on investments	9,679,279
Change in Net Assets Resulting from Operations	$10,629,626

(a)	Includes Class Action related litigation gains of $167.

See Notes to Financial Statements

30

Financial Statements	Boston Trust Walden Balanced Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2023	December 31, 2022
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$950,347	$1,807,608
Net realized gains from investment transactions	13,823,798	3,132,343
Change in unrealized appreciation (depreciation) on investments	(4,144,519)	(33,303,817)
Change in Net Assets Resulting from Operations	10,629,626	(28,363,866)
Distributions to shareholders:
Total Distributions	—	(6,389,731)
Change in Net Assets Resulting from distributions to shareholders	—	(6,389,731)
Capital Share Transactions:
Proceeds from shares issued	5,716,605	16,120,035
Dividends reinvested	—	5,165,518
Cost of shares redeemed	(34,112,825)	(17,206,499)
Change in Net Assets Resulting from Capital Share Transactions	(28,396,220)	4,079,054
Change in Net Assets	(17,766,594)	(30,674,543)
Net Assets:
Beginning of period	178,861,614	209,536,157
End of period	$161,095,020	$178,861,614
Share Transactions:
Issued	263,354	738,110
Reinvested	—	238,703
Redeemed	(1,599,642)	(778,128)
Change in shares	(1,336,288)	198,685

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Balanced Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	June 30,		December	December	December	December	December
	2023		31, 2022	31, 2021	31, 2020	31, 2019	31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$20.97		$25.15	$21.82	$20.76	$17.06	$17.76
Investment Activities:
Operations:
Net investment income	0.13		0.22	0.14	0.17	0.19	0.19
Net realized/unrealized gains (losses) from investments	1.29		(3.63)	4.07	1.54	3.85	(0.52)
Total from investment activities	1.42		(3.41)	4.21	1.71	4.04	(0.33)
Distributions from:
Net investment income	—		(0.22)	(0.14)	(0.17)	(0.20)	(0.18)
Net realized gains from investment transactions	—		(0.55)	(0.74)	(0.48)	(0.14)	(0.19)
Total distributions	—		(0.77)	(0.88)	(0.65)	(0.34)	(0.37)
Net Asset Value, End of Period	$22.39		$20.97	$25.15	$21.82	$20.76	$17.06
Total Return	6.77	%(a)	(13.67)%	19.38%	8.26%	23.70%	(1.90)%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$161,095		$178,862	$209,536	$177,383	$157,892	$124,495
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.17	%(b)	0.98%	0.60%	0.84%	1.01%	1.02%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.99	%(b)	0.99%	1.00%	1.02%	1.02%	1.04%
Portfolio turnover rate	2.38	%(a)	28.62%	20.88%	18.73%	12.99%	8.47%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden Equity Fund
June 30, 2023 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (99.2%)
Communication Services (7.9%)
Alphabet, Inc., Class A (a)	50,670	6,065,199
Alphabet, Inc., Class C (a)	79,300	9,592,921
Comcast Corp., Class A	121,640	5,054,142
		20,712,262
Consumer Discretionary (7.9%)
AutoZone, Inc. (a)	1,575	3,927,041
Lowe's Cos., Inc.	12,045	2,718,556
McDonald's Corp.	9,465	2,824,451
NIKE, Inc., Class B	36,840	4,066,031
Ross Stores, Inc.	22,250	2,494,893
Starbucks Corp.	32,100	3,179,826
The Home Depot, Inc.	4,450	1,382,348
		20,593,146
Consumer Staples (6.0%)
Costco Wholesale Corp.	8,570	4,613,916
Dollar General Corp.	14,750	2,504,255
PepsiCo, Inc.	37,530	6,951,307
The Hershey Co.	6,135	1,531,910
		15,601,388
Energy (5.2%)
ConocoPhillips	108,880	11,281,057
Schlumberger NV	46,960	2,306,675
		13,587,732
Financials (13.5%)
American Express Co.	11,980	2,086,916
Chubb Ltd.	26,320	5,068,179
FactSet Research Systems, Inc.	6,530	2,616,245
JPMorgan Chase & Co.	53,590	7,794,129
Marsh & McLennan Cos., Inc.	16,375	3,079,810
Northern Trust Corp.	34,800	2,580,072
T. Rowe Price Group, Inc.	21,765	2,438,115
U.S. Bancorp	57,825	1,910,538
Visa, Inc., Class A	32,520	7,722,850
		35,296,854
Health Care (15.5%)
Agilent Technologies, Inc.	22,800	2,741,700
Becton, Dickinson & Co.	16,285	4,299,403
Danaher Corp.	4,575	1,098,000
Johnson & Johnson	50,845	8,415,864
Merck & Co., Inc.	38,040	4,389,436
Stryker Corp.	21,860	6,669,268
The Cooper Cos., Inc.	7,970	3,055,937
UnitedHealth Group, Inc.	15,410	7,406,662
Waters Corp. (a)	9,670	2,577,442
		40,653,712
Industrials (12.6%)
Automatic Data Processing, Inc.	16,050	3,527,630
Cummins, Inc.	8,810	2,159,860
Deere & Co.	12,575	5,095,263
Donaldson Co., Inc.	34,945	2,184,412
Hubbell, Inc.	11,235	3,725,077
Masco Corp.	40,870	2,345,121
Union Pacific Corp.	33,915	6,939,686
United Parcel Service, Inc., Class B	28,130	5,042,303
W.W. Grainger, Inc.	2,650	2,089,764
		33,109,116

Information Technology (26.8%)
Accenture PLC, Class A	29,155	8,996,650
Adobe, Inc. (a)	8,130	3,975,489
Analog Devices, Inc.	20,740	4,040,359
Apple, Inc.	110,230	21,381,313
Applied Materials, Inc.	26,575	3,841,151
Cisco Systems, Inc.	86,515	4,476,286
Microsoft Corp.	60,200	20,500,508
TE Connectivity Ltd.	20,730	2,905,517
		70,117,273
Materials (2.8%)
Air Products and Chemicals, Inc.	16,665	4,991,667
AptarGroup, Inc.	21,200	2,456,232
		7,447,899
Utilities (1.0%)
Eversource Energy	38,450	2,726,874
		2,726,874
TOTAL COMMON STOCKS (Cost $111,505,298)		259,846,256

Investment Companies (0.8%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 4.99% (b)	1,996,259	1,996,259
TOTAL INVESTMENT COMPANIES (Cost $1,996,259)		1,996,259

Total Investments (Cost $113,501,557) — 100.0%		261,842,515
Other assets in excess of liabilities — 0.0%		32,396
NET ASSETS — 100.0%		$261,874,911

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2023.

PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Equity Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at fair value (cost $113,501,557)	$261,842,515
Dividends receivable	298,989
Receivable for capital shares issued	13,265
Prepaid expenses	12,514
Total Assets	262,167,283
Liabilities:
Payable for capital shares redeemed	79,842
Accrued expenses and other liabilities:
Investment adviser	163,320
Administration and accounting	10,106
Chief compliance officer	1,434
Custodian	4,818
Shareholder servicing fees	19,518
Transfer agent	3,420
Trustee	3,018
Other	6,896
Total Liabilities	292,372
Net Assets	$261,874,911
Composition of Net Assets:
Paid in capital	$108,950,898
Total distributable earnings (loss)	152,924,013
Net Assets	$261,874,911
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,909,597
Net Asset Value, Offering Price and Redemption price per share	$33.11

Statement of Operations

For the period ended June 30, 2023 (Unaudited)

Investment Income:
Dividends	$2,246,008
Total Investment Income	2,246,008
Expenses:
Investment adviser	958,750
Administration and accounting	50,773
Chief compliance officer	5,782
Custodian	15,850
Shareholder servicing	176,607
Transfer agency	11,722
Trustee	12,979
Other	37,053
Gross expense before recoupment	1,269,516
Recoupment of prior expenses reimbursed by the investment adviser	9,342
Total expenses	1,278,858
Net Expenses	1,278,858
Net Investment Income	967,150
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions (a)	4,049,086
Change in unrealized appreciation (depreciation) on investments	18,948,663
Net realized/unrealized gains (losses) on investments	22,997,749
Change in Net Assets Resulting from Operations	$23,964,899

(a)	Includes Class Action related litigation gains of $360.

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Equity Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2023	December 31, 2022
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$967,150	$1,656,719
Net realized gains from investment transactions	4,049,086	52,503,343
Change in unrealized appreciation (depreciation) on investments	18,948,663	(97,105,448)
Change in Net Assets Resulting from Operations	23,964,899	(42,945,386)
Distributions to shareholders:
Total Distributions	—	(7,929,551)
Change in Net Assets Resulting from distributions to shareholders	—	(7,929,551)
Capital Share Transactions:
Proceeds from shares issued	13,823,246	41,364,923
Dividends reinvested	—	5,790,292
Cost of shares redeemed	(25,900,056)	(53,647,017)
Cost of in-kind shares redeemed	—	(51,649,023)
Change in Net Assets Resulting from Capital Share Transactions	(12,076,810)	(58,140,825)
Change in Net Assets	11,888,089	(109,015,762)
Net Assets:
Beginning of period	249,986,822	359,002,584
End of period	$261,874,911	$249,986,822
Share Transactions:
Issued	444,907	1,308,674
Reinvested	—	184,580
Redeemed	(810,787)	(1,643,226)
Redeemed in-kind	—	(1,529,888)
Change in shares	(365,880)	(1,679,860)

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Equity Fund

Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year		For the year	For the year	For the year	For the year
	ended		ended		ended	ended	ended	ended
	June 30,		December		December	December	December	December
	2023		31, 2022		31, 2021	31, 2020	31, 2019	31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$30.21		$36.06		$28.82	$26.47	$20.63	$21.61
Investment Activities:
Operations:
Net investment income	0.12		0.21		0.12	0.21	0.20	0.19
Net realized/unrealized gains (losses) from investments	2.78		(5.06)		7.93	3.28	6.44	(0.72)
Total from investment activities	2.90		(4.85)		8.05	3.49	6.64	(0.53)
Distributions from:
Net investment income	—		(0.21)		(0.12)	(0.21)	(0.20)	(0.18)
Net realized gains from investment transactions	—		(0.79)		(0.69)	(0.93)	(0.60)	(0.27)
Total distributions	—		(1.00)		(0.81)	(1.14)	(0.80)	(0.45)
Net Asset Value, End of Period	$33.11		$30.21		$36.06	$28.82	$26.47	$20.63
Total Return	9.60	%(a)	(13.55)%		28.00%	13.28%	32.30%	(2.54)%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$261,875		$249,987		$359,003	$264,418	$248,529	$192,598
Ratio of net expenses to average net assets	1.00	%(b)	1.00%		1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.76	%(b)	0.65%		0.38%	0.82%	0.83%	0.82%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.99	%(b)	1.02%		1.02%	1.06%	1.07%	1.08%
Portfolio turnover rate	6.02	%(a)	19.32	%(d)	8.00%	14.96%	10.57%	6.51%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of in-kind transactions.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden Midcap Fund
June 30, 2023 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (98.6%)
Communication Services (3.6%)
Cable One, Inc.	1,625	1,067,755
Electronic Arts, Inc.	14,025	1,819,043
Omnicom Group, Inc.	13,300	1,265,495
		4,152,293
Consumer Discretionary (9.6%)
AutoZone, Inc. (a)	675	1,683,018
Carter's, Inc.	16,875	1,225,125
Choice Hotels International, Inc.	13,950	1,639,404
Columbia Sportswear Co.	15,000	1,158,600
eBay, Inc.	20,200	902,738
Ross Stores, Inc.	22,950	2,573,383
Ulta Beauty, Inc. (a)	3,675	1,729,437
		10,911,705
Consumer Staples (6.5%)
BJ's Wholesale Club Holdings, Inc. (a)	24,400	1,537,444
Church & Dwight Co., Inc.	18,975	1,901,864
Dollar General Corp.	7,600	1,290,328
Sysco Corp.	21,750	1,613,850
The Hershey Co.	4,175	1,042,498
		7,385,984
Energy (3.7%)
Baker Hughes Co.	132,700	4,194,647
		4,194,647
Financials (12.5%)
Brown & Brown, Inc.	23,700	1,631,508
Cboe Global Markets, Inc.	8,625	1,190,336
East West Bancorp, Inc.	20,175	1,065,038
Everest Re Group Ltd.	4,125	1,410,173
FactSet Research Systems, Inc.	4,950	1,983,217
M&T Bank Corp.	8,700	1,076,712
Northern Trust Corp.	20,075	1,488,361
SEI Investments Co.	43,275	2,580,055
T. Rowe Price Group, Inc.	16,225	1,817,525
		14,242,925
Health Care (14.3%)
Agilent Technologies, Inc.	12,725	1,530,181
Chemed Corp.	2,000	1,083,340
Henry Schein, Inc. (a)	13,050	1,058,355
Laboratory Corp. of America Holdings	4,375	1,055,819
Medpace Holdings, Inc. (a)	6,300	1,513,071
Mettler-Toledo International, Inc. (a)	815	1,068,987
STERIS PLC	7,525	1,692,975
Teleflex, Inc.	5,475	1,325,114
The Cooper Cos., Inc.	6,450	2,473,123
Waters Corp. (a)	8,425	2,245,599
West Pharmaceutical Services, Inc.	3,200	1,223,904
		16,270,468
Industrials (21.5%)
A. O. Smith Corp.	18,950	1,379,181
AMETEK, Inc.	13,400	2,169,192
Broadridge Financial Solutions, Inc.	9,025	1,494,811
Cummins, Inc.	5,025	1,231,929
Donaldson Co., Inc.	29,550	1,847,170
Expeditors International of Washington, Inc.	14,600	1,768,498
Graco, Inc.	15,500	1,338,425
Hubbell, Inc.	4,275	1,417,419
Lincoln Electric Holdings, Inc.	8,500	1,688,354
Masco Corp.	32,525	1,866,285
Nordson Corp.	5,575	1,383,604
Paychex, Inc.	29,000	3,244,230
Rockwell Automation, Inc.	5,150	1,696,668
W.W. Grainger, Inc.	2,650	2,089,764
		24,615,530
Information Technology (12.1%)
Amdocs Ltd.	13,600	1,344,360
Amphenol Corp., Class A	16,275	1,382,561
ANSYS, Inc. (a)	5,800	1,915,566
Arista Networks, Inc. (a)	14,225	2,305,304
Check Point Software Technologies Ltd. (a)	8,600	1,080,332
F5, Inc. (a)	8,050	1,177,393
TE Connectivity Ltd.	13,400	1,878,143
Trimble, Inc. (a)	20,800	1,101,152
Zebra Technologies Corp. (a)	5,450	1,612,274
		13,797,085
Materials (6.0%)
AptarGroup, Inc.	15,250	1,766,865
Avery Dennison Corp.	7,925	1,361,515
Ball Corp.	24,000	1,397,040
Packaging Corp. of America	8,350	1,103,536
RPM International, Inc.	14,025	1,258,463
		6,887,419
Real Estate (3.3%)
Alexandria Real Estate Equities, Inc.	7,775	882,385
AvalonBay Communities, Inc.	6,450	1,220,792
Jones Lang LaSalle, Inc. (a)	10,775	1,678,744
		3,781,921
Utilities (5.5%)
Atmos Energy Corp.	16,100	1,873,074
Eversource Energy	34,680	2,459,506
ONE Gas, Inc.	25,625	1,968,256
		6,300,836
TOTAL COMMON STOCKS (Cost $82,539,130)		112,540,813

Investment Companies (1.3%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 4.99% (b)	1,473,035	1,473,035
TOTAL INVESTMENT COMPANIES (Cost $1,473,035)		1,473,035

Total Investments (Cost $84,012,165) — 99.9%		114,013,848
Other assets in excess of liabilities — 0.1%		113,275
NET ASSETS — 100.0%		$114,127,123

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2023.

PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Midcap Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at fair value (cost $84,012,165)	$114,013,848
Dividends receivable	85,201
Receivable for capital shares issued	400,385
Prepaid expenses	11,538
Total Assets	114,510,972
Liabilities:
Payable for investments purchased	290,374
Payable for capital shares redeemed	2,559
Accrued expenses and other liabilities:
Investment adviser	67,456
Administration and accounting	4,814
Chief compliance officer	688
Custodian	2,337
Shareholder servicing fees	7,234
Transfer agent	3,705
Trustee	1,449
Other	3,233
Total Liabilities	383,849
Net Assets	$114,127,123
Composition of Net Assets:
Paid in capital	$80,561,259
Total distributable earnings (loss)	33,565,864
Net Assets	$114,127,123
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,387,118
Net Asset Value, Offering Price and Redemption price per share	$21.19

Statement of Operations

For the period ended June 30, 2023 (Unaudited)

Investment Income:
Dividends	$814,573
Total Investment Income	814,573
Expenses:
Investment adviser	390,270
Administration and accounting	20,319
Chief compliance officer	1,745
Custodian	4,847
Shareholder servicing	58,638
Transfer agency	8,126
Trustee	3,901
Other	16,107
Total expenses	503,953
Net Expenses	503,953
Net Investment Income	310,620
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	3,543,879
Change in unrealized appreciation (depreciation) on investments	3,154,945
Net realized/unrealized gains (losses) on investments	6,698,824
Change in Net Assets Resulting from Operations	$7,009,444

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Midcap Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2023	December 31, 2022
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$310,620	$440,516
Net realized gains from investment transactions	3,543,879	4,220,688
Change in unrealized appreciation (depreciation) on investments	3,154,945	(15,946,322)
Change in Net Assets Resulting from Operations	7,009,444	(11,285,118)
Distributions to shareholders:
Total Distributions	—	(5,156,604)
Change in Net Assets Resulting from distributions to shareholders	—	(5,156,604)
Capital Share Transactions:
Proceeds from shares issued	17,792,337	24,619,006
Dividends reinvested	—	4,407,625
Cost of shares redeemed	(8,139,787)	(21,071,150)
Change in Net Assets Resulting from Capital Share Transactions	9,652,550	7,955,481
Change in Net Assets	16,661,994	(8,486,241)
Net Assets:
Beginning of period	97,465,129	105,951,370
End of period	$114,127,123	$97,465,129
Share Transactions:
Issued	868,823	1,195,637
Reinvested	—	215,006
Redeemed	(399,233)	(1,013,858)
Change in shares	469,590	396,785

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Midcap Fund

Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	June 30,		December	December	December	December	December
	2023		31, 2022	31, 2021	31, 2020	31, 2019	31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$19.82		$23.44	$19.71	$18.71	$15.57	$17.24
Investment Activities:
Operations:
Net investment income	0.06		0.09	0.08	0.10	0.12	0.09
Net realized/unrealized gains (losses) from investments	1.31		(2.61)	4.78	1.53	4.27	(0.66)
Total from investment activities	1.37		(2.52)	4.86	1.63	4.39	(0.57)
Distributions from:
Net investment income	—		(0.09)	(0.09)	(0.09)	(0.10)	(0.09)
Net realized gains from investment transactions	—		(1.01)	(1.04)	(0.54)	(1.15)	(1.01)
Total distributions	—		(1.10)	(1.13)	(0.63)	(1.25)	(1.10)
Net Asset Value, End of Period	$21.19		$19.82	$23.44	$19.71	$18.71	$15.57
Total Return	6.91	%(a)	(10.90)%	24.89%	8.76%	28.38%	(3.58)%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$114,127		$97,465	$105,951	$82,948	$62,538	$45,819
Ratio of net expenses to average net assets	0.97	%(b)	1.00%	0.99%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.60	%(b)	0.45%	0.37%	0.61%	0.68%	0.54%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.97	%(b)	1.00%	0.99%	1.02%	1.00%	1.00%
Portfolio turnover rate	11.32	%(a)	29.80%	21.82%	38.28%	23.17%	18.66%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden SMID Cap Fund
June 30, 2023 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (98.7%)
Communication Services (4.2%)
Cable One, Inc.	2,444	1,605,904
Omnicom Group, Inc.	23,039	2,192,161
The Interpublic Group of Cos., Inc.	65,910	2,542,807
		6,340,872
Consumer Discretionary (9.5%)
Carter's, Inc.	20,464	1,485,687
Cavco Industries, Inc. (a)	3,680	1,085,600
Choice Hotels International, Inc.	25,788	3,030,606
Columbia Sportswear Co.	16,605	1,282,570
Texas Roadhouse, Inc.	13,537	1,519,934
TopBuild Corp. (a)	14,831	3,945,343
Williams-Sonoma, Inc.	15,046	1,882,856
		14,232,596
Consumer Staples (4.2%)
BJ's Wholesale Club Holdings, Inc. (a)	31,580	1,989,856
Flowers Foods, Inc.	74,050	1,842,364
The J.M. Smucker Co.	16,185	2,390,039
		6,222,259
Financials (11.9%)
American Financial Group, Inc.	15,504	1,841,100
Cboe Global Markets, Inc.	17,008	2,347,274
Cohen & Steers, Inc.	16,460	954,515
Commerce Bancshares, Inc.	20,376	992,311
East West Bancorp, Inc.	30,204	1,594,470
FactSet Research Systems, Inc.	5,345	2,141,474
Northern Trust Corp.	23,955	1,776,024
SEI Investments Co.	50,515	3,011,705
Selective Insurance Group, Inc.	20,935	2,008,713
UMB Financial Corp.	18,538	1,128,964
		17,796,550
Health Care (14.0%)
Chemed Corp.	4,926	2,668,267
Henry Schein, Inc. (a)	30,654	2,486,039
Medpace Holdings, Inc. (a)	17,296	4,153,979
Revvity, Inc.	13,306	1,580,620
STERIS PLC	10,791	2,427,759
Teleflex, Inc.	9,477	2,293,718
The Cooper Cos., Inc.	6,510	2,496,130
Waters Corp. (a)	10,879	2,899,689
		21,006,201
Industrials (25.7%)
A. O. Smith Corp.	26,420	1,922,848
Acuity Brands, Inc.	7,934	1,293,877
Applied Industrial Technologies, Inc.	20,835	3,017,533
Broadridge Financial Solutions, Inc.	13,557	2,245,445
C.H. Robinson Worldwide, Inc.	11,434	1,078,798
Donaldson Co., Inc.	44,001	2,750,502
ExlService Holdings, Inc. (a)	9,294	1,403,952
Expeditors International of Washington, Inc.	19,862	2,405,884
Franklin Electric Co., Inc.	15,723	1,617,897
Hubbell, Inc.	8,775	2,909,439
IDEX Corp.	5,015	1,079,529
Jack Henry & Associates, Inc.	11,216	1,876,773
Lincoln Electric Holdings, Inc.	11,240	2,232,601
Masco Corp.	34,299	1,968,076
Nordson Corp.	10,254	2,544,838
Robert Half International, Inc.	27,053	2,034,927
Snap-on, Inc.	9,135	2,632,616
The Middleby Corp. (a)	11,086	1,638,843
The Toro Co.	18,571	1,887,742
		38,542,120
Information Technology (15.3%)
Akamai Technologies, Inc. (a)	17,207	1,546,393
Amdocs Ltd.	25,230	2,493,986
Aspen Technology, Inc. (a)	9,100	1,525,251
Dolby Laboratories, Inc., Class A	26,663	2,231,160
F5, Inc. (a)	14,794	2,163,770
Manhattan Associates, Inc. (a)	12,063	2,411,152
NetApp, Inc.	24,642	1,882,649
Progress Software Corp.	39,693	2,306,163
Qualys, Inc. (a)	19,420	2,508,481
Trimble, Inc. (a)	31,869	1,687,145
Zebra Technologies Corp. (a)	7,255	2,146,247
		22,902,397
Materials (6.4%)
AptarGroup, Inc.	23,785	2,755,731
Avery Dennison Corp.	12,788	2,196,978
Packaging Corp. of America	10,040	1,326,886
RPM International, Inc.	23,165	2,078,595
Silgan Holdings, Inc.	27,230	1,276,815
		9,635,005
Real Estate (7.5%)
CubeSmart	40,540	1,810,516
Jones Lang LaSalle, Inc. (a)	15,275	2,379,845
Lamar Advertising Co., Class A	19,832	1,968,326
Physicians Realty Trust	139,439	1,950,752
STAG Industrial, Inc.	87,116	3,125,722
		11,235,161
TOTAL COMMON STOCKS (Cost $122,811,566)		147,913,161

Investment Companies (1.6%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 4.99% (b)	2,375,357	2,375,357
TOTAL INVESTMENT COMPANIES (Cost $2,375,357)		2,375,357

Total Investments (Cost $125,186,923) — 100.3%		150,288,518
Liabilities in excess of other assets — (0.3)%		(413,533)
NET ASSETS — 100.0%		$149,874,985

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2023.

PLC	Public Limited Company

 See Notes to Financial Statements

Financial Statements	Boston Trust Walden SMID Cap Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at fair value (cost $125,186,923)	$150,288,518
Dividends receivable	129,165
Receivable for capital shares issued	60,655
Prepaid expenses	10,903
Total Assets	150,489,241
Liabilities:
Payable for investments purchased	491,255
Payable for capital shares redeemed	2,809
Accrued expenses and other liabilities:
Investment adviser	86,408
Administration and accounting	6,953
Chief compliance officer	1,020
Custodian	3,420
Shareholder servicing fees	11,313
Transfer agent	4,237
Trustee	2,141
Other	4,700
Total Liabilities	614,256
Net Assets	$149,874,985
Composition of Net Assets:
Paid in capital	$126,659,220
Total distributable earnings (loss)	23,215,765
Net Assets	$149,874,985
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,210,004
Net Asset Value, Offering Price and Redemption price per share	$20.79

Statement of Operations

For the period ended June 30, 2023 (Unaudited)

Investment Income:
Dividends	$1,144,261
Total Investment Income	1,144,261
Expenses:
Investment adviser	501,272
Administration and accounting	42,371
Chief compliance officer	2,776
Custodian	7,646
Shareholder servicing	98,491
Transfer agency	10,235
Trustee	6,167
Other	22,522
Total expenses before fee reductions	691,480
Fees contractually reduced by the investment adviser	(22,931)
Net Expenses	668,549
Net Investment Income	475,712
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized (losses) from investment transactions	(702,559)
Change in unrealized appreciation (depreciation) on investments	8,398,959
Net realized/unrealized gains (losses) on investments	7,696,400
Change in Net Assets Resulting from Operations	$8,172,112

See Notes to Financial Statements

Financial Statements	Boston Trust Walden SMID Cap Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2023	December 31, 2022
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$475,712	$661,248
Net realized gains/(losses) from investment transactions	(702,559)	2,707,664
Change in unrealized appreciation (depreciation) on investments	8,398,959	(18,968,465)
Change in Net Assets Resulting from Operations	8,172,112	(15,599,553)
Distributions to shareholders:
Total Distributions	—	(5,944,462)
Change in Net Assets Resulting from distributions to shareholders	—	(5,944,462)
Capital Share Transactions:
Proceeds from shares issued	25,182,825	55,481,230
Dividends reinvested	—	5,073,140
Cost of shares redeemed	(10,813,506)	(19,229,798)
Change in Net Assets Resulting from Capital Share Transactions	14,369,319	41,324,572
Change in Net Assets	22,541,431	19,780,557
Net Assets:
Beginning of period	127,333,554	107,552,997
End of period	$149,874,985	$127,333,554
Share Transactions:
Issued	1,252,407	2,701,092
Reinvested	—	250,649
Redeemed	(535,618)	(930,701)
Change in shares	716,789	2,021,040

See Notes to Financial Statements

Financial Statements	Boston Trust Walden SMID Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year		For the year	For the year	For the year
	ended		ended	ended		ended	ended	ended
	June 30,		December	December		December	December	December
	2023		31, 2022	31, 2021		31, 2020	31, 2019	31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$19.61		$24.05	$19.40		$18.10	$15.12	$16.69
Investment Activities:
Operations:
Net investment income	0.07		0.13	0.10		0.09	0.10	0.09
Net realized/unrealized gains (losses) from investments	1.11		(3.61)	5.69		1.55	3.83	(0.99)
Total from investment activities	1.18		(3.48)	5.79		1.64	3.93	(0.90)
Distributions from:
Net investment income	—		(0.09)	(0.12)		(0.10)	(0.10)	(0.09)
Net realized gains from investment transactions	—		(0.87)	(1.02)		(0.25)	(0.85)	(0.58)
Total distributions	—		(0.96)	(1.14)		(0.35)	(0.95)	(0.67)
Net Asset Value, End of Period	$20.79		$19.61	$24.05		$19.40	$18.10	$15.12
Total Return	6.02	%(a)	(14.59)%	30.08%		9.13%	26.12%	(5.59)%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$149,875		$127,334	$107,553		$64,734	$61,582	$47,621
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%		1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.71	%(b)	0.61%	0.48%		0.61%	0.61%	0.52%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.03	%(b)	1.01%	1.00%		1.05%	1.07%	1.08%
Portfolio turnover rate	11.21	%(a)	28.66%	30.00	%(d)	38.70%	29.75%	18.61%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of in-kind transactions.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden Small Cap Fund
June 30, 2023 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (99.2%)
Communication Services (2.4%)
Cable One, Inc.	26,001	17,084,737
Shutterstock, Inc.	233,821	11,380,068
		28,464,805
Consumer Discretionary (8.8%)
Carter's, Inc.	260,150	18,886,890
Cavco Industries, Inc. (a)	41,250	12,168,750
Choice Hotels International, Inc.	190,455	22,382,272
Columbia Sportswear Co.	238,609	18,430,159
Texas Roadhouse, Inc.	146,414	16,439,364
TopBuild Corp. (a)	62,556	16,641,147
		104,948,582
Consumer Staples (5.4%)
Central Garden & Pet Co., Class A (a)	299,689	10,926,661
Flowers Foods, Inc.	884,178	21,998,349
Lancaster Colony Corp.	80,602	16,208,256
Sprouts Farmers Market, Inc. (a)	404,225	14,847,184
		63,980,450
Energy (4.6%)
Cactus, Inc., Class A	524,273	22,187,233
Core Laboratories, Inc.	500,402	11,634,347
Helmerich & Payne, Inc.	587,025	20,810,036
		54,631,616
Financials (11.8%)
1st Source Corp.	170,617	7,153,971
Bank of Hawaii Corp.	112,171	4,624,810
Camden National Corp.	96,273	2,981,575
Cathay General Bancorp	382,882	12,324,971
Cohen & Steers, Inc.	244,861	14,199,489
Evercore, Inc.	119,624	14,784,331
First Hawaiian, Inc.	287,798	5,183,242
German American Bancorp, Inc.	98,338	2,672,827
Independent Bank Corp.	167,505	7,455,648
International Bancshares Corp.	227,553	10,057,843
Lakeland Financial Corp.	133,156	6,460,729
Selective Insurance Group, Inc.	214,007	20,533,971
The Hanover Insurance Group, Inc.	144,350	16,315,881
Tompkins Financial Corp.	88,532	4,931,232
UMB Financial Corp.	172,215	10,487,893
		140,168,413
Health Care (17.4%)
Atrion Corp.	13,290	7,518,153
Chemed Corp.	46,129	24,986,695
Corcept Therapeutics, Inc. (a)	859,492	19,123,697
CorVel Corp. (a)	109,508	21,189,798
Globus Medical, Inc. (a)	299,052	17,805,556
Haemonetics Corp. (a)	284,631	24,233,483
ICU Medical, Inc. (a)	105,979	18,884,398
Medpace Holdings, Inc. (a)	111,075	26,676,883
Premier, Inc., Class A	727,423	20,120,520
U.S. Physical Therapy, Inc.	213,325	25,895,523
		206,434,706
Industrials (19.1%)
Acuity Brands, Inc.	79,632	12,986,387
Applied Industrial Technologies, Inc.	134,640	19,499,911
Comfort Systems USA, Inc.	77,875	12,787,075
CSG Systems International, Inc.	326,137	17,200,465
Donaldson Co., Inc.	382,613	23,917,138
ExlService Holdings, Inc. (a)	136,625	20,638,573
Forward Air Corp.	116,750	12,388,343
Franklin Electric Co., Inc.	188,130	19,358,577
Insperity, Inc.	92,159	10,963,235
Landstar System, Inc.	91,793	17,673,824
MSC Industrial Direct Co., Inc.	178,451	17,002,811
UniFirst Corp.	81,840	12,686,018
Valmont Industries, Inc.	36,385	10,589,854
Watts Water Technologies, Inc., Class A	100,924	18,542,767
		226,234,978
Information Technology (15.0%)
Badger Meter, Inc.	97,900	14,446,124
InterDigital, Inc.	244,338	23,590,834
Littelfuse, Inc.	77,515	22,580,894
Plexus Corp. (a)	122,195	12,004,437
Power Integrations, Inc.	322,074	30,490,746
Progress Software Corp.	384,550	22,342,355
Qualys, Inc. (a)	179,249	23,153,593
Teradata Corp. (a)	545,275	29,123,138
		177,732,121
Materials (6.1%)
AptarGroup, Inc.	191,579	22,196,343
Minerals Technologies, Inc.	254,863	14,703,046
Sensient Technologies Corp.	217,025	15,436,989
Silgan Holdings, Inc.	426,515	19,999,288
		72,335,666
Real Estate (5.3%)
Americold Realty Trust, Inc.	309,427	9,994,492
Jones Lang LaSalle, Inc. (a)	88,575	13,799,985
Physicians Realty Trust	1,101,450	15,409,286
STAG Industrial, Inc.	652,085	23,396,809
		62,600,572
Utilities (3.3%)
IDACORP, Inc.	157,104	16,118,871
ONE Gas, Inc.	189,710	14,571,625
Unitil Corp.	159,379	8,082,109
		38,772,605
TOTAL COMMON STOCKS (Cost $996,205,382)		1,176,304,514

Investment Companies (0.8%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 4.99% (b)	9,573,422	9,573,422
TOTAL INVESTMENT COMPANIES (Cost $9,573,422)		9,573,422

Total Investments (Cost $1,005,778,804) — 100.0%		1,185,877,936
Other assets in excess of liabilities — 0.0%		112,858
NET ASSETS — 100.0%		$1,185,990,794

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2023.

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Small Cap Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at fair value (cost $1,005,778,804)	$1,185,877,936
Dividends receivable	374,065
Receivable for capital shares issued	1,198,765
Prepaid expenses	23,285
Total Assets	1,187,474,051
Liabilities:
Payable for capital shares redeemed	586,280
Accrued expenses and other liabilities:
Investment adviser	699,205
Administration and accounting	32,520
Chief compliance officer	3,946
Custodian	13,337
Shareholder servicing fees	115,529
Transfer agent	4,632
Trustee	8,306
Other	19,502
Total Liabilities	1,483,257
Net Assets	$1,185,990,794
Composition of Net Assets:
Paid in capital	$1,015,072,410
Total distributable earnings (loss)	170,918,384
Net Assets	$1,185,990,794
Shares outstanding (par value $0.01, unlimited number of shares authorized)	73,323,687
Net Asset Value, Offering Price and Redemption price per share	$16.17

Statement of Operations

For the period ended June 30, 2023 (Unaudited)

Investment Income:
Dividends	$9,356,347
Less: Foreign tax withholding	(680)
Total Investment Income	9,355,667
Expenses:
Investment adviser	4,143,446
Administration and accounting	175,089
Chief compliance officer	28,075
Custodian	78,094
Shareholder servicing	976,405
Transfer agency	27,462
Trustee	62,546
Other	160,089
Total expenses before fee reductions	5,651,206
Fees contractually reduced by the investment adviser	(125,696)
Net Expenses	5,525,510
Net Investment Income	3,830,157
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized (losses) from investment transactions	(9,959,641)
Change in unrealized appreciation (depreciation) on investments	45,582,451
Net realized/unrealized gains (losses) on investments	35,622,810
Change in Net Assets Resulting from Operations	$39,452,967

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Small Cap Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2023	December 31, 2022
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$3,830,157	$4,266,375
Net realized gains/(losses) from investment transactions	(9,959,641)	29,989,592
Change in unrealized appreciation (depreciation) on investments	45,582,451	(118,650,708)
Change in Net Assets Resulting from Operations	39,452,967	(84,394,741)
Distributions to shareholders:
Total Distributions	—	(48,310,887)
Change in Net Assets Resulting from distributions to shareholders	—	(48,310,887)
Capital Share Transactions:
Proceeds from shares issued	244,323,099	340,566,372
Dividends reinvested	—	39,678,678
Cost of shares redeemed	(101,194,811)	(183,661,499)
Change in Net Assets Resulting from Capital Share Transactions	143,128,288	196,583,551
Change in Net Assets	182,581,255	63,877,923
Net Assets:
Beginning of period	1,003,409,539	939,531,616
End of period	$1,185,990,794	$1,003,409,539
Share Transactions:
Issued	15,189,625	21,034,513
Reinvested	—	2,487,691
Redeemed	(6,352,634)	(11,358,002)
Change in shares	8,836,991	12,164,202

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Small Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year		For the year		For the year
	ended		ended	ended	ended		ended		ended
	June 30,		December	December	December		December		December
	2023		31, 2022	31, 2021	31, 2020		31, 2019		31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$15.56		$17.96	$15.31	$14.62		$12.00		$14.73
Investment Activities:
Operations:
Net investment income	0.06		0.07	0.03	0.08		0.09		0.07
Net realized/unrealized gains (losses) from investments	0.55		(1.68)	4.22	1.00		3.47		(0.86)
Total from investment activities	0.61		(1.61)	4.25	1.08		3.56		(0.79)
Distributions from:
Net investment income	—		(0.05)	(0.05)	(0.08)		(0.06)		(0.07)
Net realized gains from investment transactions	—		(0.74)	(1.55)	(0.31)		(0.88)		(1.87)
Total distributions	—		(0.79)	(1.60)	(0.39)		(0.94)		(1.94)
Net Asset Value, End of Period	$16.17		$15.56	$17.96	$15.31		$14.62		$12.00
Total Return	3.92	%(a)	(9.06)%	28.17%	8.17%		29.88%		(6.00)%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$1,185,991		$1,003,410	$939,532	$602,978		$235,469		$242,176
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%		1.00%		1.00%
Ratio of net investment income to average net assets	0.69	%(b)	0.46%	0.18%	0.64%		0.58%		0.39%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.02	%(b)	1.04%	1.01%	1.06%		1.07%		1.09%
Portfolio turnover rate	10.49	%(a)	20.87%	31.72%	39.89	%(d)	23.23	%(e)	24.60%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of merger transaction.
(e)	Excludes impact of in-kind transactions.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund
June 30, 2023 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (96.7%)
Australia (4.6%)
Brambles Ltd.	187,500	1,804,242
Insurance Australia Group Ltd.	408,000	1,554,106
Woodside Energy Group Ltd.	56,000	1,296,589
		4,654,937
Canada (9.1%)
BCE, Inc.	16,200	738,698
Canadian National Railway Co.	12,700	1,538,075
Intact Financial Corp.	4,300	663,991
Magna International, Inc.	28,200	1,592,238
Metro, Inc.	28,400	1,604,173
Royal Bank of Canada	13,000	1,241,703
The Toronto-Dominion Bank	20,700	1,283,163
Tourmaline Oil Corp.	12,700	598,470
		9,260,511
Denmark (2.9%)
Novo Nordisk A/S, Class B	15,000	2,423,062
Novozymes A/S, Class B	11,200	521,707
		2,944,769
Finland (0.7%)
Kone Oyj, Class B	13,200	689,450
		689,450
France (10.6%)
Air Liquide SA	12,700	2,276,664
Dassault Systemes SE	36,100	1,600,741
EssilorLuxottica SA	4,700	889,380
Legrand SA	13,700	1,358,932
L'Oreal SA	2,700	1,259,908
Publicis Groupe SA	11,100	865,817
Schneider Electric SE	9,400	1,713,147
Societe BIC SA	14,300	819,755
		10,784,344
Germany (7.6%)
Allianz SE, Registered Shares	2,900	674,501
Deutsche Boerse AG	10,200	1,883,599
Fresenius SE & Co. KGaA	26,700	738,986
Hannover Rueck SE	5,600	1,187,364
Henkel AG & Co. KGaA	9,700	682,655
Merck KGaA	5,000	826,583
SAP SE	12,600	1,720,288
		7,713,976
Hong Kong (1.9%)
Hang Lung Properties Ltd.	354,000	546,392
Hang Seng Bank Ltd.	48,200	686,494
Sino Land Co. Ltd.	548,000	673,900
		1,906,786
Ireland (2.4%)
Experian PLC	34,100	1,310,098
Smurfit Kappa Group PLC	34,100	1,138,122
		2,448,220
Israel (1.1%)
Check Point Software Technologies Ltd. (a)	4,600	577,852
Nice Ltd. (a)	2,574	531,533
		1,109,385
Italy (1.7%)
FinecoBank Banca Fineco SpA	42,700	575,921
Terna - Rete Elettrica Nazionale	132,700	1,130,231
		1,706,152
Japan (19.2%)
Chugai Pharmaceutical Co. Ltd.	25,000	711,075
Daiwa House Industry Co. Ltd.	18,590	491,375
Inpex Corp.	84,600	943,568
Kakaku.com, Inc.	53,700	773,297
Kao Corp.	12,600	456,414
Kurita Water Industries Ltd.	13,000	499,703
Mitsubishi Estate Co. Ltd.	35,300	421,103
Nippon Telegraph & Telephone Corp.	1,312,500	1,555,336
Nitto Denko Corp.	22,100	1,638,332
Nomura Research Institute Ltd.	54,000	1,489,419
Oracle Corp.	9,100	676,296
Sumitomo Mitsui Financial Group, Inc.	43,900	1,879,166
Sysmex Corp.	21,300	1,456,154
Terumo Corp.	15,200	483,473
The Chiba Bank Ltd.	177,900	1,079,410
The Hachijuni Bank Ltd.	171,000	745,973
Tokio Marine Holdings, Inc.	32,700	755,095
Toyota Motor Corp.	147,100	2,351,055
Yamato Holdings Co. Ltd.	67,200	1,215,446
		19,621,690
Luxembourg (1.0%)
Tenaris SA	69,200	1,035,389
		1,035,389
Netherlands (5.5%)
ASML Holding NV	1,900	1,375,223
ING Groep NV	46,100	622,501
Koninklijke Ahold Delhaize NV	32,200	1,098,231
Koninklijke Vopak NV	34,700	1,237,336
Wolters Kluwer NV	10,000	1,269,627
		5,602,918
Norway (0.9%)
Equinor ASA	32,025	930,698
		930,698
Singapore (2.5%)
ComfortDelGro Corp. Ltd.	539,400	463,523
DBS Group Holdings, Ltd.	58,900	1,377,526
Singapore Exchange Ltd.	98,200	699,310
		2,540,359
Spain (1.8%)
Industria de Diseno Textil SA	47,900	1,860,845
		1,860,845
Sweden (2.4%)
Assa Abloy AB, Class B	28,100	674,761
Atlas Copco AB, Class A	44,000	634,807
Svenska Handelsbanken AB, Class A	140,200	1,176,378
		2,485,946
Switzerland (8.4%)
Cie Financiere Richemont SA, Registered Shares	11,900	2,019,681
Nestle SA, Registered Shares	22,300	2,683,991
Roche Holding AG	7,700	2,353,743

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund
June 30, 2023 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (continued)
Switzerland (continued)
Sonova Holding AG	2,600	692,822
Zurich Insurance Group AG	1,600	760,378
		8,510,615
United Kingdom (12.4%)
Compass Group PLC	67,200	1,879,496
Croda International PLC	14,000	1,000,399
Johnson Matthey PLC	43,900	976,384
National Grid PLC	113,100	1,494,274
Next PLC	16,600	1,457,545
Reckitt Benckiser Group PLC	6,800	510,599
RELX PLC	45,200	1,506,651
Schroders PLC	159,999	889,918
Severn Trent PLC	15,000	488,578
Smith & Nephew PLC	61,900	998,646
Unilever PLC	26,200	1,365,912
		12,568,402
TOTAL COMMON STOCKS (Cost $84,702,441)		98,375,392

Investment Companies (0.9%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 4.99% (b)	904,233	904,233
TOTAL INVESTMENT COMPANIES (Cost $904,233)		904,233

Total Investments (Cost $85,606,674) — 97.6%		99,279,625
Other assets in excess of liabilities — 2.4%		2,404,338
NET ASSETS — 100.0%		$101,683,963

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2023.

PLC	Public Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of June 30, 2023:

Percentage of
Industry	Total Net Assets
Financials	19.2%
Industrials	15.3
Health Care	11.4
Consumer Discretionary	10.9
Consumer Staples	9.5
Information Technology	8.0
Materials	7.4
Energy	5.9
Communication Services	3.9
Utilities	3.1
Real Estate	2.1
Investment Companies	0.9
Other net assets	2.4
Total	100.0%

See Notes to Financial Statements

Financial Statements	Boston Trust Walden International Equity Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at fair value (cost $85,606,674)	$99,279,625
Foreign currency, at fair value (cost $83,633)	83,552
Dividends receivable	176,030
Receivable for capital shares issued	1,981,000
Receivable for tax reclaims	338,832
Prepaid expenses	1,955
Total Assets	101,860,994
Liabilities:
Payable for capital shares redeemed	99,996
Accrued expenses and other liabilities:
Investment adviser	60,665
Administration and accounting	6,520
Chief compliance officer	460
Custodian	2,148
Shareholder servicing fees	1,637
Transfer agent	2,722
Trustee	970
Other	1,913
Total Liabilities	177,031
Net Assets	$101,683,963
Composition of Net Assets:
Paid in capital	$87,118,867
Total distributable earnings (loss)	14,565,096
Net Assets	$101,683,963
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,928,989
Net Asset Value, Offering Price and Redemption price per share	$12.82

Statement of Operations

For the period ended June 30, 2023 (Unaudited)

Investment Income:
Dividends	$2,113,807
Less: Foreign tax withholding	(262,994)
Total Investment Income	1,850,813
Expenses:
Investment adviser	362,421
Administration and accounting	38,465
Chief compliance officer	1,676
Custodian	8,451
Shareholder servicing	13,417
Transfer agency	7,978
Trustee	3,755
Other	9,203
Total expenses	445,366
Net Expenses	445,366
Net Investment Income	1,405,447
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment securities and foreign currency transactions	577,421
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	6,563,112
Net realized/unrealized gains (losses) on investments	7,140,533
Change in Net Assets Resulting from Operations	$8,545,980

See Notes to Financial Statements

Financial Statements	Boston Trust Walden International Equity Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2023	December 31, 2022
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$1,405,447	$1,552,363
Net realized gains/(losses) from investment securities and foreign currency transactions	577,421	(1,292,374)
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	6,563,112	(12,646,457)
Change in Net Assets Resulting from Operations	8,545,980	(12,386,468)
Distributions to shareholders:
Total Distributions	—	(1,445,386)
Change in Net Assets Resulting from distributions to shareholders	—	(1,445,386)
Capital Share Transactions:
Proceeds from shares issued	5,062,023	14,678,062
Dividends reinvested	—	964,387
Cost of shares redeemed	(4,731,134)	(4,508,109)
Change in Net Assets Resulting from Capital Share Transactions	330,889	11,134,340
Change in Net Assets	8,876,869	(2,697,514)
Net Assets:
Beginning of period	92,807,094	95,504,608
End of period	$101,683,963	$92,807,094
Share Transactions:
Issued	403,051	1,244,686
Reinvested	—	80,232
Redeemed	(380,252)	(381,872)
Change in shares	22,799	943,046

See Notes to Financial Statements

Financial Statements	Boston Trust Walden International Equity Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	June 30,		December	December	December	December	December
	2023		31, 2022	31, 2021	31, 2020	31, 2019	31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$11.74		$13.72	$12.29	$11.60	$9.78	$11.07
Investment Activities:
Operations:
Net investment income	0.18		0.21	0.17	0.15	0.20	0.17
Net realized/unrealized gains (losses) from investments	0.90		(2.00)	1.47	0.69	1.81	(1.29)
Total from investment activities	1.08		(1.79)	1.64	0.84	2.01	(1.12)
Distributions from:
Net investment income	—		(0.18)	(0.17)	(0.14)	(0.19)	(0.17)
Net realized gains from investment transactions	—		(0.01)	(0.04)	—	—	—
Total distributions	—		(0.19)	(0.21)	(0.14)	(0.19)	(0.17)
Net Asset Value, End of Period	$12.82		$11.74	$13.72	$12.29	$11.60	$9.78
Total Return	9.20	%(a)	(13.10)%	13.43%	7.16%	20.62%	(10.18)%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$101,684		$92,807	$95,505	$73,720	$56,960	$39,056
Ratio of net expenses to average net assets	0.92	%(b)	0.93%	0.94%	1.00%	1.04%	1.15%
Ratio of net investment income to average net assets	2.91	%(b)	1.77%	1.36%	1.41%	1.93%	1.57%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.92	%(b)	0.93%	0.94%	1.00%	1.02%	1.17%
Portfolio turnover rate	14.19	%(a)	10.47%	13.09%	8.38%	10.70%	3.44%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements

Notes to the Financial Statements	June 30, 2023 (Unaudited)

1.	Organization:

The Boston Trust Walden Funds (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”), each of which are registered as a diversified fund under the 1940 Act:

Fund	Short Name
Boston Trust Asset Management Fund	Asset Management Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust SMID Cap Fund	SMID Cap Fund

Boston Trust Walden Balanced Fund	BTW Balanced Fund
Boston Trust Walden Equity Fund	BTW Equity Fund
Boston Trust Walden Midcap Fund	BTW Midcap Fund
Boston Trust Walden SMID Cap Fund	BTW SMID Cap Fund
Boston Trust Walden Small Cap Fund	BTW Small Cap Fund
Boston Trust Walden International Equity Fund	BTW International Equity Fund

The investment objective of the Asset Management Fund and BTW Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. The investment objective of the Equity Fund and BTW Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and BTW Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the SMID Cap Fund and BTW SMID Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization companies. The investment objective of the BTW Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies. The investment objective of the BTW International Equity Fund is to seek long-term capital growth through an actively managed portfolio of equities of international companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”.

Security Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. The prices for foreign securities are reported in local currency and converted to U.S dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by a recognized independent pricing service.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Board of Trustees (“Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value.

The Board has designated the Adviser as its fair valuation designee to perform fair value determinations for the Trust. The Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. If market prices are not readily available or, in the opinion of the Adviser, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the net asset value (“NAV”) is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board. The Adviser believes that foreign security values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign security prices may be “fair valued” by an independent pricing service through the use of factors which take such volatility into account.

Notes to the Financial Statements	June 30, 2023 (Unaudited)

Investments in investment companies and money market funds are valued at NAV per share.

Fair Value Measurements:

The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical assets

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Fixed income securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-ended investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no quotations available, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The Funds did not hold any Level 3 investments during the six month period ended June 30, 2023.

The following is a summary of the investments by valuation inputs used as of June 30, 2023 in valuing the Funds’ investments based on the three levels defined above:

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices ($)	Observable Inputs ($)	in Securities ($)
Asset Management Fund
Common Stocks [1]	428,874,159	—	428,874,159
Corporate Bonds [1]	—	16,315,861	16,315,861
U.S. Government & U.S. Government Agency Obligations	—	129,301,217	129,301,217
Investment Companies	18,540,809	—	18,540,809
Total	447,414,968	145,617,078	593,032,046
Equity Fund
Common Stocks [1]	209,515,534	—	209,515,534
Investment Companies	1,277,780	—	1,277,780
Total	210,793,314	—	210,793,314
Midcap Fund
Common Stocks [1]	203,050,906	—	203,050,906
Investment Companies	4,389,781	—	4,389,781
Total	207,440,687	—	207,440,687
SMID Cap Fund
Common Stocks [1]	658,981,565	—	658,981,565
Investment Companies	7,347,466	—	7,347,466
Total	666,329,031	—	666,329,031
BTW Balanced Fund
Common Stocks [1]	109,253,539	—	109,253,539
Corporate Bonds [1]	—	15,978,303	15,978,303
Municipal Bonds [2]	—	648,975	648,975
U.S. Government & U.S. Government Agency Obligations	—	33,142,405	33,142,405
Yankee Dollar	—	349,731	349,731
Investment Companies	1,364,255	—	1,364,255
Total	110,617,794	50,119,414	160,737,208
BTW Equity Fund
Common Stocks [1]	259,846,256	—	259,846,256
Investment Companies	1,996,259	—	1,996,259
Total	261,842,515	—	261,842,515
BTW Midcap Fund
Common Stocks [1]	112,540,813	—	112,540,813
Investment Companies	1,473,035	—	1,473,035
Total	114,013,848	—	114,013,848

Notes to the Financial Statements	June 30, 2023 (Unaudited)

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices ($)	Observable Inputs ($)	in Securities ($)
BTW SMID Cap Fund
Common Stocks [1]	147,913,161	—	147,913,161
Investment Companies	2,375,357	—	2,375,357
Total	150,288,518	—	150,288,518
BTW Small Cap Fund
Common Stocks [1]	1,176,304,514	—	1,176,304,514
Investment Companies	9,573,422	—	9,573,422
Total	1,185,877,936	—	1,185,877,936
BTW International Equity Fund
Common Stocks [3]	—	—	—
Communication Services	738,698	3,194,450	3,933,148
Consumer Discretionary	1,592,238	9,568,622	11,160,860
Consumer Staples	1,604,173	8,057,710	9,661,883
Energy	598,470	5,443,580	6,042,050
Financials	3,188,857	16,547,640	19,736,497
Industrials	1,538,075	13,960,142	15,498,217
Information Technology	577,852	7,393,500	7,971,352
Other Common Stocks	—	24,371,385	24,371,385
Investment Companies	904,233	—	904,233
Total	10,742,596	88,537,029	99,279,625

[1]	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

[2]	For detailed state classifications, see the accompanying Schedules of Portfolio Investments.

[3]	For detailed country classifications, see the accompanying Schedules of Portfolio Investments.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are accounted for on the trade date. Investment gains and losses are calculated on an identified cost basis. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount based on effective yield. Dividend income is recorded on the ex-dividend date except in the case of certain foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distribution annually. Certain distributions received from REITs during the year, which are known to be return of capital, are recorded as a reduction to the cost of the individual REIT. These cost adjustments are typically based on estimates since actual return of capital amounts are not known at the time the annual report is prepared.

Expenses:

Expenses directly attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the relevant Fund. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the relevant Fund. The amounts of distributions to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Federal Income Taxes:

Each Fund qualifies and intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.

Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., the last four tax year ends and the interim tax period since then, as applicable), and believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the six months ended June 30, 2023. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statements of Operations as incurred. There is no income tax noted as due for the six months ended June 30, 2023.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i) Value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

Notes to the Financial Statements	June 30, 2023 (Unaudited)

ii) Purchases and sales of Investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.	Related Party Transactions and Other Service Arrangements:

Investment Adviser:

The Trust, with respect to the Funds, and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Asset Management Fund	0.72%*
Equity Fund	0.75%
Midcap Fund	0.75%
SMID Cap Fund	0.75%

Fund	Fee Rate
BTW Balanced Fund	0.75%
BTW Equity Fund	0.75%
BTW Midcap Fund	0.75%
BTW SMID Cap Fund	0.75%
BTW Small Cap Fund	0.75%
BTW International Equity Fund	0.75%

*	Effective rate for the six months ended June 30, 2023. The Asset Management Fund has an Investment Management Agreement with the Adviser under which the Fund pays: (a) 0.75% of the first $500 million of average daily net assets; (b) 0.50% of average daily net assets in excess of $500 million.

Additionally, one trustee of the Trust is an officer of the Trust and an officer of the Adviser. This person is not paid directly by the Funds.

Administration and Fund Accounting:

Citi Fund Services Ohio, Inc. (“Citi”) serves the Funds as administrator. Citi provides administrative and fund accounting services for a fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Trust plus certain base fees.

Certain officers of the Trust are affiliated with Citi. Such persons were paid no fees directly by the Funds for serving as Officers of the Trust. Citi makes an employee available to serve as the Trust’s Chief Compliance Officer (“CCO”) under a Compliance Service Agreement between the Funds and Citi (the “CCO Agreement”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $76,525 for the six months ended June 30, 2023, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by the CCO as an employee of Citi.

Distribution:

Foreside Financial Services, LLC (“Foreside”), which is not affiliated with Citi or the Adviser, serves as the Funds’ distribution agent. Fees for these services are paid monthly by the Adviser and not by the Funds.

Shareholder Services:

Each Fund, other than the Boston Trust SMID Cap Fund, may enter into shareholder services agreements with investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), which may include affiliates of the Funds, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Fees paid by the Funds under shareholder services agreements may not exceed 0.25% of the average daily net assets of each Fund and are presented separately on the Statements of Operations. Affiliates of the Funds did not receive any fees during the six months ended June 30, 2023.

Custodian and Transfer Agency:

FIS Investor Services, LLC ("FIS") acts as the Funds' transfer agent. Under the transfer agency agreement, FIS receives $18,400 annually per fund, accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust. Expenses incurred under the transfer agency agreement are presented as “Transfer Agency” expenses on the Statements of Operations.

Boston Trust Walden acts as the custodian for all Funds except the BTW International Equity Fund. Under the custody agreement, Boston Trust Walden receives an annual asset based fee of 0.014% of the value of securities held. Citibank, N.A. receives sub-custodian fees from Boston Trust for each Fund except the BTW International Equity Fund. Under a separate custody agreement, Citibank, N.A., an affiliate of Citi, serves as custodian for the BTW International Equity Fund and receives a fee based on a percentage of assets held on behalf of the BTW International Equity Fund, transaction fees and certain out of pocket expenses for its services. Such percentages vary by the jurisdiction in which the assets are held.

Fee Reductions:

The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary, exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under GAAP) of each Fund, except the SMID Cap Fund, to 1.00% of the average daily net assets. The Adviser has agreed to reduce its fees payable by the SMID Cap Fund to the extent necessary, subject to certain exclusions, to limit the aggregate annual operating expenses to 0.75% of its average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective May 1 of every year until the Adviser provides written notice of non-renewal to the Trust.

Notes to the Financial Statements	June 30, 2023 (Unaudited)

Pursuant to its agreement, the Adviser reimbursed, and has yet to recoup, fees in the following amounts for the years ended December 31, 2020 (expiring 12/31/2023), December 31, 2021 (expiring 12/31/2024) and December 31, 2022 (expiring 12/31/2025) and six-month period ended June 30, 2023 (expiring 12/31/2026), respectively:

Fund	Amount	Expires
Midcap Fund	$58,263	12/31/2023
	3,138	12/31/2025

SMID Cap Fund	251,750	12/31/2023
	488,764	12/31/2024
	562,931	12/31/2025
	264,301	12/31/2026

Fund	Amount	Expires
BTW Balanced Fund	$25,159	12/31/2023

BTW Equity Fund	133,954	12/31/2023
	53,589	12/31/2024
	47,676	12/31/2025

BTW SMID Cap Fund	30,485	12/31/2023
	14,534	12/31/2025
	22,931	12/31/2026

BTW Small Cap Fund	247,032	12/31/2023
	96,885	12/31/2024
	335,112	12/31/2025
	125,696	12/31/2026

During the six months ended June 30, 2023, the Adviser recouped $10,501, $8,113 and $9,343 of previous fiscal year waivers from Midcap Fund, BTW Balanced Fund and BTW Equity Fund, respectively.

As of June 30, 2023, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment
Asset Management Fund	$—
Equity Fund	—
Midcap Fund	61,401
SMID Cap Fund	1,567,746

Total Potential Recoupment
BTW Balanced Fund	$25,159
BTW Equity Fund	235,219
BTW Midcap Fund	—
BTW SMID Cap Fund	67,950
BTW Small Cap Fund	804,725
BTW International Equity Fund	—

In-Kind Subscriptions and Redemptions:

During the six months ended June 30, 2023, the Funds did not engage in any in-kind transactions.

During the year ended December 31, 2022, the Funds delivered securities in exchange for the redemption of shares (redemptions in-kind) as follows:

		Fund Shares
Fund	Fair Value	Redeemed	Realized Gain/(Loss)
SMID Cap Fund	$105,672,275	4,710,076	$34,777,232
BTW Equity Fund	51,649,023	1,529,888	40,556,290

Interfund Lending:

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), the Funds may participate in an interfund lending program (the “Program”). The Program provides an alternative credit facility under which the Funds may lend to, or borrow from, one another, consistent with each Fund’s investment objectives, limitations and organization documents. The Program provides a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than they otherwise could obtain from investing their cash in repurchase agreements or certain other short-term money market instruments. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. Any open loans at period end are presented under the caption “Payable” for interfund lending in the Statements of Assets and Liabilities. As of June 30, 2023, the Funds had no outstanding loans to or from another fund under the Program. The Funds activity in the program during the period for which loans were outstanding was as follows:

		Weighted Average loan	Days	Weighted Average	Interest Income
Fund	Borrower or Lender	Balance	Outstanding	Annualized Interest Rate	(Expense)
BTW Small Cap Fund	Lender	$3,365,665	1*	6.01%	$562
BTW Balanced Fund	Borrower	3,365,665	1	6.01	(562)

*	Aggregate days Fund had loan outstanding as lender for all borrowers.

Notes to the Financial Statements	June 30, 2023 (Unaudited)

4.	Purchases and Sales of Securities:

Cost of purchases and proceeds from sales and maturities of securities, excluding in-kinds, short-term securities and U.S. government securities, for the Funds for the six months ended June 30, 2023, totaled:

		Sales and
Fund	Purchases	Maturities
Asset Management Fund	$12,185,220	$57,638,480
Equity Fund	12,585,633	11,569,301
Midcap Fund	55,644,739	23,794,821
SMID Cap Fund	201,536,954	90,742,743
BTW Balanced Fund	1,383,355	23,863,386
BTW Equity Fund	15,335,731	24,183,175
BTW Midcap Fund	21,642,181	11,759,349
BTW SMID Cap Fund	31,638,939	14,955,820
BTW Small Cap Fund	259,761,381	115,462,775
BTW International Equity Fund	13,870,895	13,547,971

Cost of purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term securities, for the Funds for the six months ended June 30, 2023, totaled:

		Sales and
Fund	Purchases	Maturities
Asset Management Fund	$32,702,889	$21,626,885
BTW Balanced Fund	2,482,318	7,152,914

5.	Federal Income Tax Information:

As of the tax year ended December 31, 2022, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Gross Tax Unrealized	Gross Tax Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Asset Management Fund	$253,741,892	$300,382,680	$(3,479,266)	$296,903,414
Equity Fund	70,536,034	121,547,902	(791,335)	120,756,567
Midcap Fund	120,372,709	45,821,849	(3,624,087)	42,197,762
SMID Cap Fund	513,482,297	48,056,340	(31,376,373)	16,679,967
BTW Balanced Fund	115,133,636	69,909,350	(6,358,627)	63,550,723
BTW Equity Fund	120,407,356	130,966,571	(2,388,537)	128,578,034
BTW Midcap Fund	70,655,877	28,158,492	(1,738,136)	26,420,356
BTW SMID Cap Fund	109,912,985	20,668,824	(5,766,105)	14,902,719
BTW Small Cap Fund	875,210,370	177,418,731	(50,049,018)	127,369,713
BTW International Equity Fund	85,065,235	12,760,823	(5,649,793)	7,111,030

The tax character of distributions paid during the fiscal year ended December 31, 2022 was as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Total Distributions
Fund	Income	Gains	Distributions	Paid
Asset Management Fund	$6,330,380	$18,535,541	$24,865,921	$24,865,921
Equity Fund	1,308,874	4,691,715	6,000,589	6,000,589
Midcap Fund	701,711	6,661,422	7,363,133	7,363,133
SMID Cap Fund	11,477,233	8,878,926	20,356,159	20,356,159
BTW Balanced Fund	2,073,418	4,316,313	6,389,731	6,389,731
BTW Equity Fund	1,656,719	6,272,832	7,929,551	7,929,551
BTW Midcap Fund	584,615	4,571,989	5,156,604	5,156,604
BTW SMID Cap Fund	1,016,875	4,927,587	5,944,462	5,944,462
BTW Small Cap Fund	6,237,418	42,073,469	48,310,887	48,310,887
BTW International Equity Fund	1,445,386	–	1,445,386	1,445,386

Notes to the Financial Statements	June 30, 2023 (Unaudited)

As of December 31, 2022, the components of distributable earnings (deficit) on a tax basis were as follows:

						Total
		Undistributed		Accumulated	Unrealized	Distributable
	Undistributed	Long-Term	Accumulated	Capital and	Appreciation/	Earnings
Fund	Ordinary Income	Capital Gains	Earnings	Other Losses[1]	(Depreciation)[1]	(Deficit)
Asset Management Fund	$—	$1,896,906	$1,896,906	$—	$296,903,414	$298,800,320
Equity Fund	—	1,317,815	1,317,815	—	120,756,567	122,074,382
Midcap Fund	—	997,742	997,742	—	42,197,762	43,195,504
SMID Cap Fund	209,153	450,359	659,512	—	16,679,967	17,339,479
BTW Balanced Fund	—	210,118	210,118	—	63,550,723	63,760,841
BTW Equity Fund	—	381,080	381,080	—	128,578,034	128,959,114
BTW Midcap Fund	—	136,063	136,063	—	26,420,356	26,556,419
BTW SMID Cap Fund	96,044	44,888	140,932	—	14,902,719	15,043,651
BTW Small Cap Fund	1,573,127	2,522,576	4,095,703	—	127,369,713	131,465,416
BTW International Equity Fund	157,640	—	157,640	(1,247,860)	7,109,336	6,019,116

[1]	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and return of capital distributions from REIT securities and other investments.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. return of capital, distribution reclass, foreign currency reclass, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales and post October losses) do not require reclassification. To the extent dividends to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as return of capital.

6.	Control Ownership and Principal Holders:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund under section 2 (a)(9) of the 1940 Act. As of June 30, 2023, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.

		Percentage of
Fund	Control Ownership	Ownership
Asset Management Fund	US Bank N.A.	88.62%
Equity Fund	US Bank N.A.	92.76
Midcap Fund	US Bank N.A.	34.08
SMID Cap Fund	National Financial Services	43.28
BTW Balanced Fund	US Bank N.A.	59.06
BTW Equity Fund	US Bank N.A	38.66
BTW Equity Fund	National Financial Services	29.40
BTW Midcap Fund	US Bank N.A.	37.61
BTW SMID Cap Fund	US Bank N.A.	26.15
BTW SMID Cap Fund	Charles Schwab &Co.,Inc.	31.29
BTW International Equity Fund	US Bank N.A.	79.49

7.	Subsequent Events:

Management has evaluated events and transactions through the date these financial statements were issued and concluded no additional subsequent events required recognition or disclosure in these financial statements.

Supplementary Information (Unaudited)	June 30, 2023

Table of Shareholder Expenses:

As a shareholder of the Trust, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Boston Trust Walden Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period
	1/1/23	6/30/23	1/1/23 - 6/30/23*	1/1/23 - 6/30/23
Asset Management Fund	$1,000.00	$1,090.00	$4.30	0.83%
Equity Fund	1,000.00	1,115.60	4.51	0.86
Midcap Fund	1,000.00	1,062.60	5.11	1.00
SMID Cap Fund	1,000.00	1,040.90	3.80	0.75
BTW Balanced Fund	1,000.00	1,067.70	5.13	1.00
BTW Equity Fund	1,000.00	1,096.00	5.20	1.00
BTW Midcap Fund	1,000.00	1,069.10	4.98	0.97
BTW SMID Cap Fund	1,000.00	1,060.20	5.11	1.00
BTW Small Cap Fund	1,000.00	1,039.20	5.06	1.00
BTW International Equity Fund	1,000.00	1,092.00	4.77	0.92

*	Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period
	1/1/23	6/30/23	1/1/23 - 6/30/23*	1/1/23 - 6/30/23
Asset Management Fund	$1,000.00	$1,020.68	$4.16	0.83%
Equity Fund	1,000.00	1,020.53	4.31	0.86
Midcap Fund	1,000.00	1,019.84	5.01	1.00
SMID Cap Fund	1,000.00	1,021.08	3.76	0.75
BTW Balanced Fund	1,000.00	1,019.84	5.01	1.00
BTW Equity Fund	1,000.00	1,019.84	5.01	1.00
BTW Midcap Fund	1,000.00	1,019.98	4.86	0.97
BTW SMID Cap Fund	1,000.00	1,019.84	5.01	1.00
BTW Small Cap Fund	1,000.00	1,019.84	5.01	1.00
BTW International Equity Fund	1,000.00	1,020.23	4.61	0.92

*	Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplementary Information (Unaudited)	June 30, 2023

Tabular Summary of Schedules of Portfolio Investments:

The Funds invested, as a percentage of total net assets, in the following industries and countries as of June 30, 2023.

Asset Management Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
U.S. Government & U.S. Government Agency Obligations	21.8%
Information Technology	17.7
Financials	11.9
Health Care	10.2
Industrials	10.1
Consumer Staples	7.0
Communication Services	6.9
Consumer Discretionary	5.1
Energy	3.7
Investment Companies	3.1
Materials	2.0
Utilities	0.4
Other net assets	0.1
Total	100.0%

Equity Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Information Technology	23.6%
Health Care	16.2
Financials	13.6
Industrials	13.3
Communication Services	8.9
Consumer Staples	7.7
Consumer Discretionary	7.3
Energy	5.1
Materials	2.9
Utilities	0.8
Investment Companies	0.6
Other net assets	0.0
Total	100.0%

Midcap Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Industrials	21.1%
Health Care	14.4
Financials	12.6
Information Technology	12.2
Consumer Discretionary	9.4
Consumer Staples	6.5
Materials	6.0
Utilities	5.6
Energy	4.4
Communication Services	3.6
Real Estate	3.2
Investment Companies	2.1
Other net assets	(1.1)
Total	100.0%

SMID Cap Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Industrials	21.9%
Health Care	15.3
Information Technology	13.4
Financials	12.0
Consumer Discretionary	10.2
Real Estate	6.7
Materials	6.2
Consumer Staples	3.8
Energy	3.7
Communication Services	3.5
Utilities	2.6
Investment Companies	1.1
Other net assets	(0.4)
Total	100.0%

62	Continued

Supplementary Information (Unaudited)	June 30, 2023

Tabular Summary of Schedules of Portfolio Investments: (continued)

BTW Balanced Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
U.S. Government & U.S. Government Agency Obligations	20.6%
Information Technology	19.2
Health Care	12.8
Financials	10.4
Industrials	9.1
Consumer Discretionary	6.9
Communication Services	6.4
Consumer Staples	5.0
Energy	3.8
Materials	3.2
Utilities	1.2
Investment Companies	0.8
Municipal Bonds	0.4
Other net assets	0.2
Total	100.0%

BTW Equity Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Information Technology	26.8%
Health Care	15.5
Financials	13.5
Industrials	12.6
Communication Services	7.9
Consumer Discretionary	7.9
Consumer Staples	6.0
Energy	5.2
Materials	2.8
Utilities	1.0
Investment Companies	0.8
Other net assets	0.0
Total	100.0%

BTW Midcap Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Industrials	21.5%
Health Care	14.3
Financials	12.5
Information Technology	12.1
Consumer Discretionary	9.6
Consumer Staples	6.5
Materials	6.0
Utilities	5.5
Energy	3.7
Communication Services	3.6
Real Estate	3.3
Investment Companies	1.3
Other net assets	0.1
Total	100.0%

BTW SMID Cap Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Industrials	25.7%
Information Technology	15.3
Health Care	14.0
Financials	11.9
Consumer Discretionary	9.5
Real Estate	7.5
Materials	6.4
Communication Services	4.2
Consumer Staples	4.2
Investment Companies	1.6
Other net assets	(0.3)
Total	100.0%

BTW Small Cap Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Industrials	19.1%
Health Care	17.4
Information Technology	15.0
Financials	11.8
Consumer Discretionary	8.8
Materials	6.1
Consumer Staples	5.4
Real Estate	5.3
Energy	4.6
Utilities	3.3
Communication Services	2.4
Investment Companies	0.8
Other net assets	0.0
Total	100.0%

BTW International Equity Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Japan	19.2%
United Kingdom	12.4
France	10.6
Canada	9.1
Switzerland	8.4
Germany	7.6
Netherlands	5.5
Australia	4.6
Denmark	2.9
Singapore	2.5
Ireland	2.4
Sweden	2.4
Hong Kong	1.9
Spain	1.8
Italy	1.7
Israel	1.1
Luxembourg	1.0
Norway	0.9
United States	0.9
Finland	0.7
Other net assets	2.4
Total	100.0%

Continued	63

Supplementary Information (Unaudited)	June 30, 2023

Other Information:

A description of the policies and guidelines that the Funds use to determine how to vote proxies related to portfolio securities is available: (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http:// www.sec.gov.

Proxy voting policies and guidelines as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, (ii) online at https://www. bostontrustwalden.com/investment-services/mutual-funds/; and (iii) on the Commission’s website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the Commission on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec. gov. The Funds’ Schedules of Portfolio Investments will be available no later than 60 days after each period end, without charge, online at https://www. bostontrustwalden.com/investment-services/mutual-funds/.

64	Continued

Investment Adviser

Boston Trust Walden Inc.

One Beacon Street

Boston, MA 02108

Transfer Agent

FIS Investor Services, LLC

4249 Easton Way, Suite 400

Columbus, OH 43219

Administrator

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown should not be considered a representation of future performance.

Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Statements and other information herein are dated and subject to change.

08/23

Item 2.   Code of Ethics.

Not applicable – only for annual reports.

Item 3.   Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.   Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)  Not applicable – Only applicable for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boston Trust Walden Funds

By (Signature and Title)*	/s/ Lucia Santini, President

Date	August 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini, President

Date	August 30, 2023

By (Signature and Title)*	/s/ Jennifer Ellis, Treasurer

Date	August 30, 2023